UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2014

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2014

                                                                      (Form N-Q)

48416-1114                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT - At September 30, 2014, the Fund's investment in the Series was $628,637,000, at value, representing 99.99% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

================================================================================

1  | USAA Extended Market Index Fund

================================================================================

SCHEDULE OF INVESTMENTS                      MASTER EXTENDED MARKET INDEX SERIES
September 30, 2014 (Unaudited)       (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.6%
AAR Corp.                                                  5,621     $    135,747
Aerovironment, Inc. (a)                                    3,079           92,585
Alliant Techsystems, Inc.                                  4,582          584,846
Astronics Corp. (a)                                        2,570          122,538
Astronics Corp., Class B (a)                                 514           24,415
BE Aerospace, Inc. (a)                                    14,914        1,251,881
CPI Aerostructures, Inc. (a)                               2,530           24,920
Cubic Corp.                                                3,267          152,896
Curtiss-Wright Corp.                                       6,896          454,584
Ducommun, Inc. (a)                                         1,874           51,366
Engility Holdings, Inc. (a)                                1,317           41,051
Esterline Technologies Corp. (a)                           4,664          518,963
Exelis, Inc.                                              27,066          447,672
GenCorp, Inc. (a)                                         10,203          162,942
HEICO Corp.                                                  718           33,531
HEICO Corp., Class A                                       7,676          309,343
Hexcel Corp. (a)                                          14,146          561,596
Huntington Ingalls Industries, Inc.                        7,194          749,687
Innovative Solutions & Support, Inc. (a)                   4,600           23,989
Kratos Defense & Security Solutions, Inc. (a)              9,451           61,999
LMI Aerospace, Inc. (a)                                    2,720           34,816
Mantech International Corp., Class A                       2,988           80,527
Moog, Inc., Class A (a)                                    6,278          429,415
Orbital Sciences Corp. (a)                                 9,185          255,343
RBC Bearings, Inc.                                         3,523          199,754
Smith & Wesson Holding Corp. (a)                           9,163           86,499
Spirit Aerosystems Holdings, Inc., Class A (a)            17,576          668,942
Sturm Ruger & Co., Inc. (b)                                3,052          148,602
Taser International, Inc. (a)                              8,295          128,075
Teledyne Technologies, Inc. (a)                            5,492          516,303
TransDigm Group, Inc.                                      7,388        1,361,830
Triumph Group, Inc.                                        7,777          505,894
VSE Corp.                                                    644           31,569
                                                                     ------------
                                                                       10,254,120
---------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.2%
Amyris, Inc. (a)(b)                                        8,820           33,428
Ascent Solar Technologies, Inc. (a)                          743            1,642
Enphase Energy, Inc. (a)                                   2,445           36,651
FuelCell Energy, Inc. (a)(b)                              35,334           73,848
Green Plains Renewable Energy, Inc.                        4,822          180,295
GT Advanced Technologies, Inc. (a)                        20,301          219,860
Ocean Power Technologies, Inc. (a)                         3,549            4,188
Pattern Energy Group, Inc.                                 2,688           83,113
Plug Power, Inc. (a)(b)                                   24,367          111,844
Renewable Energy Group, Inc. (a)                             465            4,720
REX American Resources Corp. (a)                             798           58,158
Solazyme, Inc. (a)                                         9,331           69,609
SunPower Corp. (a)                                         6,581          222,964
                                                                     ------------
                                                                        1,100,320
---------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 2.2%
Allison Transmission Holdings, Inc.                       24,733          704,643
American Axle & Manufacturing Holdings, Inc. (a)          10,606          177,863
Autoliv, Inc.                                             13,422        1,233,750
Cooper Tire & Rubber Co.                                   8,746          251,010
Cooper-Standard Holding, Inc. (a)                            923           57,595
Dana Holding Corp.                                        22,822          437,498
Dorman Products, Inc. (a)                                  4,690          187,881
Federal-Mogul Corp. (a)                                    4,499           66,900
Fuel Systems Solutions, Inc. (a)                           2,169           19,326
Gentex Corp.                                              21,469          574,725
Gentherm, Inc. (a)                                         5,419          228,844
Lear Corp.                                                11,643        1,006,072
LKQ Corp. (a)                                             44,300        1,177,937
LoJack Corp. (a)                                           6,073           23,806
Modine Manufacturing Co. (a)                               7,575           89,915
Motorcar Parts of America, Inc. (a)                        2,943           80,079
Standard Motor Products, Inc.                              3,134          107,904
Stoneridge, Inc. (a)                                       4,259           47,999
Strattec Security Corp.                                      573           46,614
Superior Industries International, Inc.                    3,069           53,800
Tenneco, Inc. (a)                                          9,011          471,365
Tesla Motors, Inc. (a)                                    13,971        3,390,482
Titan International, Inc.                                  8,211           97,054
Tower International, Inc. (a)                              2,094           52,748
TRW Automotive Holdings Corp. (a)                         16,187        1,638,934
U.S. Auto Parts Network, Inc. (a)                          7,139           20,132
Visteon Corp. (a)                                          6,503          632,417
WABCO Holdings, Inc. (a)                                   8,179          743,880
                                                                     ------------
                                                                       13,621,173
---------------------------------------------------------------------------------
BANKS - 5.0%
1st Source Corp.                                           1,862           53,030
1st United Bancorp, Inc.                                   6,012           51,222
Ameriana Bancorp                                           1,956           29,007
American National Bankshares, Inc.                         1,548           35,217
Ameris Bancorp                                             4,563          100,158
Ames National Corp.                                        1,856           41,482
Arrow Financial Corp.                                      2,225           55,771
Associated Banc-Corp                                      22,027          383,710
Astoria Financial Corp.                                   12,497          154,838
Banc of California, Inc.                                   4,690           54,545
Bancfirst Corp.                                              770           48,171
The Bancorp, Inc. (a)                                      6,671           57,304
Bancorp of New Jersey, Inc.                                2,128           24,110
BancorpSouth, Inc.                                        12,027          242,224
Bank Mutual Corp.                                          7,238           46,396

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014        1

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
BANKS (CONTINUED)
Bank of Hawaii Corp.                                       6,145     $    349,097
The Bank of Kentucky Financial Corp.                       1,025           47,386
Bank of Marin Bancorp                                        972           44,605
Bank of the Ozarks, Inc.                                   9,184          289,480
BankFinancial Corp.                                        4,459           46,284
BankUnited, Inc.                                          15,096          460,277
Banner Corp.                                               3,084          118,641
Bar Harbor Bankshares                                      1,972           57,050
BCB Bancorp, Inc.                                          2,823           37,546
Bear State Financial, Inc. (a)                             2,336           21,024
Beneficial Mutual Bancorp, Inc. (a)                        5,424           69,319
Berkshire Hills Bancorp, Inc.                              3,819           89,708
BofI Holding, Inc. (a)                                     2,046          148,765
BOK Financial Corp.                                        2,663          177,036
Boston Private Financial Holdings, Inc.                   12,591          156,002
Bridge Bancorp, Inc.                                       2,106           49,807
Bridge Capital Holdings (a)                                2,653           60,329
Brookline Bancorp, Inc.                                   10,701           91,494
Bryn Mawr Bank Corp.                                       2,643           74,876
California First National Bancorp                            882           13,089
Camden National Corp.                                      1,176           41,160
Cape Bancorp, Inc.                                         3,648           34,401
Capital Bank Financial Corp., Class A (a)                  5,317          126,970
Capital City Bank Group, Inc.                              1,923           26,037
Capitol Federal Financial, Inc.                           18,962          224,131
Cardinal Financial Corp.                                   4,985           85,094
Cascade Bancorp (a)                                        6,367           32,153
Cathay General Bancorp                                    10,973          272,460
Centerstate Banks, Inc.                                    6,618           68,496
Central Pacific Financial Corp.                            4,655           83,464
Century Bancorp, Inc., Class A                               627           21,707
Chemical Financial Corp.                                   4,344          116,810
Chicopee Bancorp, Inc.                                     2,061           30,585
Citizens & Northern Corp.                                  2,446           46,474
City Holding Co.                                           2,320           97,742
City National Corp.                                        6,932          524,544
Clifton Bancorp, Inc.                                      1,974           24,853
CNB Financial Corp.                                        2,402           37,711
CoBiz Financial, Inc.                                      5,743           64,207
Colony Bankcorp, Inc. (a)                                    750            4,838
Columbia Banking System, Inc.                              7,682          190,590
Commerce Bancshares, Inc.                                 11,253          502,390
Community Bank System, Inc.                                6,000          201,540
Community Trust Bancorp, Inc.                              2,381           80,073
CommunityOne Bancorp (a)                                   2,905           25,622
ConnectOne Bancorp, Inc.                                   2,856           54,407
Cullen/Frost Bankers, Inc.                                 7,719          590,581
CVB Financial Corp.                                       13,798          198,001
Dime Community Bancshares, Inc.                            4,654           67,018
Eagle Bancorp, Inc. (a)                                    3,780          120,280
East West Bancorp, Inc.                                   20,691          703,494
Eastern Virginia Bankshares, Inc. (a)                      2,546           15,836
Enterprise Bancorp, Inc.                                   1,296           24,417
Enterprise Financial Services Corp.                        3,330           55,678
ESB Financial Corp.                                        2,374           27,728
ESSA Bancorp, Inc.                                         1,863           21,052
Farmers Capital Bank Corp. (a)                             1,489           33,547
Fidelity Southern Corp.                                    3,412           46,744
Financial Institutions, Inc.                               2,187           49,164
First Bancorp, Inc.                                        2,216           36,941
First Bancorp, North Carolina                              3,105           49,742
First BanCorp, Puerto Rico (a)                            15,663           74,399
First Busey Corp.                                         11,407           63,537
First Citizens Banc Corp.                                  1,968           19,641
First Citizens BancShares, Inc., Class A                     846          183,269
First Commonwealth Financial Corp.                        13,854          116,235
First Community Bancshares, Inc.                           2,730           39,012
First Connecticut Bancorp, Inc.                            3,213           46,588
First Defiance Financial Corp.                             1,535           41,460
First Financial Bancorp                                    8,783          139,035
First Financial Bankshares, Inc.                           8,954          248,832
First Financial Corp.                                      1,437           44,475
First Financial Northwest, Inc.                            2,894           29,548
First Financial Service Corp. (a)                            968            3,475
First Horizon National Corp.                              34,097          418,711
First Interstate Bancsystem, Inc.                          2,988           79,391
First Merchants Corp.                                      5,448          110,104
First Midwest Bancorp, Inc.                               11,044          177,698
First Niagara Financial Group, Inc.                       52,329          435,901
The First of Long Island Corp.                             1,491           51,365
First Republic Bank                                       18,072          892,395
First Security Group, Inc. (a)                            15,167           30,031
First South Bancorp, Inc.                                  3,052           24,599
First United Corp. (a)                                     1,784           14,218
FirstMerit Corp.                                          23,745          417,912
Flagstar Bancorp, Inc. (a)                                 3,391           57,071
Flushing Financial Corp.                                   4,602           84,079
FNB Corp.                                                 23,424          280,854
Fox Chase Bancorp, Inc.                                    2,566           41,851
Franklin Financial Corp. (a)                               2,485           46,246
Fulton Financial Corp.                                    26,500          293,620
German American Bancorp, Inc.                              2,176           56,163
Glacier Bancorp, Inc.                                     10,789          279,004
Great Southern Bancorp, Inc.                               1,408           42,719
Guaranty Bancorp                                           3,814           51,527
Hampton Roads Bankshares, Inc. (a)                        14,290           21,864
Hancock Holding Co.                                       11,651          373,415
Hanmi Financial Corp.                                      5,135          103,522
Hawthorn Bancshares, Inc.                                  1,241           17,064

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014        2

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
BANKS (CONTINUED)
Heartland Financial USA, Inc.                              2,048     $     48,906
Heritage Commerce Corp.                                    4,396           36,091
Heritage Financial Corp.                                   5,226           82,780
HMN Financial, Inc. (a)                                    1,907           25,172
Home Bancorp, Inc. (a)                                     1,779           40,401
Home BancShares, Inc.                                      7,170          210,870
Home Loan Servicing Solutions Ltd.                        11,237          238,112
HomeTrust Bancshares, Inc. (a)                             3,179           46,445
Horizon Bancorp                                            1,338           30,828
Hudson Valley Holding Corp.                                2,386           43,306
Iberiabank Corp.                                           4,573          285,858
Independent Bank Corp./MA                                  3,467          123,841
Independent Bank Corp./MI                                  4,221           50,314
International Bancshares Corp.                             8,105          199,910
Intervest Bancshares Corp.                                 4,029           38,517
Investors Bancorp, Inc.                                   50,255          509,083
Kearny Financial Corp. (a)                                 3,257           43,416
Lakeland Bancorp, Inc.                                     5,519           53,865
Lakeland Financial Corp.                                   2,532           94,950
Macatawa Bank Corp.                                        6,531           31,349
MainSource Financial Group, Inc.                           3,542           61,099
MB Financial, Inc.                                         9,008          249,341
Mercantile Bank Corp.                                      2,713           51,683
Merchants Bancshares, Inc.                                 1,163           32,785
Metro Bancorp, Inc. (a)                                    2,347           56,915
MidSouth Bancorp, Inc.                                     1,608           30,070
MidWestOne Financial Group, Inc.                           1,520           34,975
MutualFirst Financial, Inc.                                1,697           38,182
National Bankshares, Inc.                                  1,269           35,227
National Penn Bancshares, Inc.                            16,473          159,953
NBT Bancorp, Inc.                                          6,330          142,552
New York Community Bancorp, Inc.                          65,278        1,035,962
NewBridge Bancorp (a)                                      5,756           43,688
North Valley Bancorp (a)                                   1,795           38,736
Northfield Bancorp, Inc.                                  10,182          138,679
Northrim BanCorp, Inc.                                     1,270           33,566
Northwest Bancshares, Inc.                                13,479          163,096
Norwood Financial Corp.                                      859           24,619
OceanFirst Financial Corp.                                 2,337           37,182
OFG Bancorp                                                7,031          105,324
Ohio Valley Banc Corp.                                       934           21,575
Old National Bancorp                                      14,444          187,339
Old Second Bancorp, Inc. (a)                               5,393           25,940
OmniAmerican Bancorp, Inc.                                 2,365           61,466
Oritani Financial Corp.                                    6,327           89,147
Orrstown Financial Services, Inc. (a)                      2,093           34,137
Pacific Continental Corp.                                  3,334           42,842
PacWest Bancorp                                           14,044          579,034
Park National Corp.                                        2,005          151,217
Park Sterling Corp.                                        9,934           65,862
Peapack Gladstone Financial Corp.                          2,063           36,103
Penns Woods Bancorp, Inc.                                  1,050           44,362
Peoples Bancorp of North Carolina, Inc.                    1,497           25,090
Peoples Bancorp, Inc.                                      1,815           43,106
Peoples Financial Corp.                                    1,245           16,484
Pinnacle Financial Partners, Inc.                          5,097          184,002
Popular, Inc. (a)                                         14,885          438,140
Porter Bancorp, Inc. (a)                                   1,044            1,044
Preferred Bank (a)                                         2,659           59,881
PrivateBancorp, Inc.                                      10,307          308,282
Prosperity Bancshares, Inc.                                8,313          475,254
Provident Financial Holdings, Inc.                         1,737           25,343
Provident Financial Services, Inc.                         7,911          129,503
Pulaski Financial Corp.                                    2,837           32,626
Renasant Corp.                                             4,800          129,840
Republic Bancorp, Inc., Class A                            1,667           39,491
Republic First Bancorp, Inc. (a)                           6,390           24,857
Riverview Bancorp, Inc. (a)                                6,227           24,846
S&T Bancorp, Inc.                                          4,337          101,746
Sandy Spring Bancorp, Inc.                                 3,931           89,981
Seacoast Banking Corp. of Florida (a)                      4,359           47,644
Shore Bancshares, Inc. (a)                                 3,680           33,120
Sierra Bancorp                                             1,921           32,196
Signature Bank (a)                                         7,435          833,166
Simmons First National Corp., Class A                      2,584           99,536
South State Corp.                                          3,558          198,963
Southside Bancshares, Inc. (b)                             2,898           96,358
Southwest Bancorp, Inc.                                    3,310           54,284
State Bank Financial Corp.                                 5,576           90,554
Sterling Bancorp                                          12,155          155,462
Stock Yards Bancorp, Inc.                                  2,255           67,875
Suffolk Bancorp                                            2,452           47,593
Summit Financial Group, Inc. (a)                           1,593           15,930
Sun Bancorp, Inc. (a)                                      2,292           41,508
Susquehanna Bancshares, Inc.                              26,929          269,290
SVB Financial Group (a)                                    7,460          836,191
Synovus Financial Corp.                                   20,016          473,178
TCF Financial Corp.                                       23,707          368,170
Territorial Bancorp, Inc.                                  1,901           38,571
Texas Capital Bancshares, Inc. (a)                         6,384          368,229
TFS Financial Corp.                                       12,496          178,943
Tompkins Financial Corp.                                   1,745           76,920
TowneBank                                                  5,248           71,268
Trico Bancshares                                           2,123           48,022
TrustCo Bank Corp. NY                                     15,282           98,416
Trustmark Corp.                                            9,562          220,261
UMB Financial Corp.                                        5,193          283,278
Umpqua Holdings Corp.                                     25,096          413,331
Union Bankshares Corp.                                     6,713          155,070
United Bancorp, Inc.                                       3,115           25,200
United Bankshares, Inc.                                    9,006          278,556

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014        3

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
BANKS (CONCLUDED)
United Community Banks, Inc.                               6,361     $    104,702
United Community Financial Corp.                          11,244           52,622
United Financial Bancorp, Inc.                             7,872           99,896
United Security Bancshares (a)                             3,782           21,066
Univest Corp. of Pennsylvania                              2,482           46,537
Valley National Bancorp                                   28,852          279,576
ViewPoint Financial Group, Inc.                            5,686          136,123
Washington Federal, Inc.                                  14,524          295,709
Washington Trust Bancorp, Inc.                             2,302           75,943
Waterstone Financial, Inc.                                 3,280           37,884
Webster Financial Corp.                                   13,302          387,620
WesBanco, Inc.                                             4,185          128,019
West BanCorp., Inc.                                        3,190           45,075
Westamerica BanCorp                                        3,780          175,846
Western Alliance Bancorp (a)                              11,822          282,546
Westfield Financial, Inc.                                  3,799           26,821
Wilshire Bancorp, Inc.                                    11,170          103,099
Wintrust Financial Corp.                                   6,809          304,158
WSFS Financial Corp.                                       1,272           91,088
Yadkin Financial Corp. (a)                                 2,663           48,360
                                                                     ------------
                                                                       31,284,473
---------------------------------------------------------------------------------
BEVERAGES - 0.1%
The Boston Beer Co., Inc., Class A (a)                     1,150          255,024
Coca-Cola Bottling Co. Consolidated                          775           57,838
Craft Brew Alliance, Inc. (a)                              1,760           25,344
National Beverage Corp. (a)                                2,243           43,739
Primo Water Corp. (a)                                      5,635           24,287
Willamette Valley Vineyards, Inc. (a)                      2,312           12,762
                                                                     ------------
                                                                          418,994
---------------------------------------------------------------------------------
CHEMICALS - 2.5%
A. Schulman, Inc.                                          4,114          148,762
Aceto Corp.                                                4,209           81,318
Albemarle Corp.                                           11,385          670,576
American Vanguard Corp.                                    3,882           43,478
Ashland, Inc.                                             10,346        1,077,019
Axiall Corp.                                              10,446          374,071
Balchem Corp.                                              4,473          253,038
Cabot Corp.                                                8,564          434,794
Calgon Carbon Corp. (a)                                    8,315          161,145
Cambrex Corp. (a)                                          5,282           98,668
Celanese Corp., Series A                                  22,308        1,305,464
Chase Corp.                                                1,295           40,300
Chemtura Corp. (a)                                        13,404          312,715
Cytec Industries, Inc.                                    10,654          503,828
Ferro Corp. (a)                                           13,356          193,528
FutureFuel Corp.                                           3,639           43,268
Hawkins, Inc.                                              1,451           52,178
HB Fuller Co.                                              7,170          284,649
Huntsman Corp.                                            29,011          753,996
Innophos Holdings, Inc.                                    3,136          172,762
Innospec, Inc.                                             3,555          127,624
Intrepid Potash, Inc. (a)                                  8,200          126,690
KMG Chemicals, Inc.                                        1,469           23,915
Koppers Holdings, Inc.                                     3,035          100,641
Kraton Performance Polymers, Inc. (a)                      5,043           89,816
Kronos Worldwide, Inc.                                     2,763           38,074
LSB Industries, Inc. (a)                                   2,939          104,952
Metabolix, Inc. (a)                                        4,583            4,171
Minerals Technologies, Inc.                                5,044          311,265
NewMarket Corp.                                            1,551          590,962
Olin Corp.                                                11,378          287,294
OM Group, Inc.                                             4,674          121,290
OMNOVA Solutions, Inc. (a)                                 8,090           43,443
Penford Corp. (a)                                          2,295           30,225
Platform Specialty Products Corp. (a)                     13,235          331,140
PolyOne Corp.                                             13,348          474,922
Polypore International, Inc. (a)                           6,937          269,919
Quaker Chemical Corp.                                      1,917          137,430
Rayonier Advanced Materials, Inc. (b)                      6,271          206,379
Rentech, Inc. (a)                                         30,656           52,422
Rockwood Holdings, Inc.                                   10,499          802,649
RPM International, Inc.                                   19,345          885,614
Senomyx, Inc. (a)                                          7,801           63,968
Sensient Technologies Corp.                                6,902          361,320
Stepan Co.                                                 2,813          124,841
TOR Minerals International, Inc. (a)                       1,000            8,320
Tredegar Corp.                                             3,711           68,320
Tronox Ltd., Class A                                       9,237          240,624
The Valspar Corp.                                         11,020          870,470
Westlake Chemical Corp.                                    5,836          505,339
WR Grace & Co. (a)                                        10,964          997,066
Zagg, Inc. (a)                                             5,548           30,958
Zep, Inc.                                                  3,420           47,948
                                                                     ------------
                                                                       15,485,568
---------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS - 2.2%
AAON, Inc.                                                 6,423          109,255
Acuity Brands, Inc.                                        6,446          758,759
AECOM Technology Corp. (a)                                14,823          500,276
Aegion Corp. (a)                                           5,959          132,588
Ameresco, Inc., Class A (a)                                4,419           30,270
American DG Energy, Inc. (a)(b)                           13,435           15,450
American Woodmark Corp. (a)                                2,023           74,568
AO Smith Corp.                                            10,941          517,290
Apogee Enterprises, Inc.                                   4,359          173,488
Argan, Inc.                                                1,758           58,682
Armstrong World Industries, Inc. (a)                       6,693          374,808
BlueLinx Holdings, Inc. (a)                               22,042           28,875

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014        4

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS (CONTINUED)
Boise Cascade Co. (a)                                      4,044     $    121,886
Builders FirstSource, Inc. (a)                             9,072           49,442
Chicago Bridge & Iron Co. NV                              14,175          820,024
Eagle Materials, Inc.                                      7,524          766,169
EMCOR Group, Inc.                                          9,909          395,964
Fortune Brands Home & Security, Inc.                      23,278          956,959
Foster Wheeler AG                                         14,634          462,727
Generac Holdings, Inc. (a)                                10,137          410,954
Gibraltar Industries, Inc. (a)                             4,428           60,619
Granite Construction, Inc.                                 5,285          168,116
Great Lakes Dredge & Dock Corp. (a)                        9,666           59,736
Griffon Corp.                                              6,030           68,682
Headwaters, Inc. (a)                                      12,367          155,082
Hill International, Inc. (a)                               5,539           22,156
Insteel Industries, Inc.                                   2,430           49,961
Integrated Electrical Services, Inc. (a)                   2,641           21,788
Inteliquent, Inc.                                          5,525           68,786
KBR, Inc.                                                 21,841          411,266
Layne Christensen Co. (a)                                  3,913           37,995
LB Foster Co., Class A                                     1,479           67,945
Lennox International, Inc.                                 6,499          499,578
Louisiana-Pacific Corp. (a)                               21,467          291,737
Masonite International Corp. (a)                           2,044          113,197
MasTec, Inc. (a)                                           9,152          280,234
MDU Resources Group, Inc.                                 28,179          783,658
Mueller Water Products, Inc., Series A                    23,943          198,248
MYR Group, Inc. (a)                                        3,640           87,651
NCI Building Systems, Inc. (a)                             5,071           98,377
Nortek, Inc. (a)                                           1,731          128,960
Northwest Pipe Co. (a)                                     1,680           57,288
Omega Flex, Inc.                                           1,009           19,635
Orion Marine Group, Inc. (a)                               5,034           50,239
Owens Corning                                             16,373          519,843
Patrick Industries, Inc. (a)                                 986           41,767
PGT, Inc. (a)                                              6,280           58,530
Pike Corp. (a)                                             4,565           54,278
Primoris Services Corp.                                    5,751          154,357
Quanex Building Products Corp.                             5,802          104,958
Simpson Manufacturing Co., Inc.                            5,710          166,447
Sterling Construction Co., Inc. (a)                        4,288           32,889
Thermon Group Holdings, Inc. (a)                           5,070          123,809
TRC Cos., Inc. (a)                                         3,961           25,865
Trex Co., Inc. (a)                                         4,838          167,250
Tutor Perini Corp. (a)                                     5,832          153,965
Universal Forest Products, Inc.                            2,945          125,781
USG Corp. (a)                                             13,820          379,912
Valmont Industries, Inc. (b)                               3,866          521,639
Watsco, Inc.                                               3,831          330,156
Watts Water Technologies, Inc., Class A                    3,991          232,476
                                                                     ------------
                                                                       13,753,290
---------------------------------------------------------------------------------
ELECTRICITY - 1.4%
ALLETE, Inc.                                               5,910          262,345
Alliant Energy Corp.                                      16,299          903,128
Alteva (a)                                                 1,815           12,814
Black Hills Corp.                                          6,519          312,130
Calpine Corp. (a)                                         53,183        1,154,071
Cleco Corp.                                                8,686          418,231
Covanta Holding Corp.                                     19,269          408,888
Dynegy, Inc. (a)                                          12,673          365,743
El Paso Electric Co.                                       6,267          229,059
The Empire District Electric Co.                           7,217          174,290
Great Plains Energy, Inc.                                 23,312          563,451
Hawaiian Electric Industries, Inc. (b)                    14,355          381,125
IDACORP, Inc.                                              7,221          387,118
ITC Holdings Corp.                                        23,268          829,039
MGE Energy, Inc.                                           5,145          191,703
NorthWestern Corp.                                         5,838          264,812
Ormat Technologies, Inc.                                   3,208           84,274
Portland General Electric Co.                             11,667          374,744
TerraForm Power, Inc., Class A (a)                         2,940           84,848
UIL Holdings Corp.                                         9,098          322,069
Unitil Corp.                                               3,102           96,441
U.S. Geothermal, Inc. (a)                                 23,727           13,287
Westar Energy, Inc.                                       19,630          669,776
                                                                     ------------
                                                                        8,503,386
---------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 2.7%
Adept Technology, Inc. (a)                                 3,068           25,802
Allied Motion Technologies, Inc.                           1,620           23,004
American Science & Engineering, Inc.                       1,261           69,834
Anixter International, Inc.                                3,908          331,555
API Technologies Corp. (a)                                12,042           28,299
Arrow Electronics, Inc. (a)                               14,322          792,723
Avnet, Inc.                                               20,099          834,108
AVX Corp.                                                  6,474           85,975
AZZ, Inc.                                                  3,732          155,886
Badger Meter, Inc.                                         2,135          107,711
Bel Fuse, Inc., Class B                                    2,157           53,364
Belden, Inc.                                               6,422          411,136
Benchmark Electronics, Inc. (a)                            8,089          179,657
Brady Corp., Class A                                       6,689          150,101
Capstone Turbine Corp. (a)(b)                             55,452           59,334
Checkpoint Systems, Inc. (a)                               6,943           84,913
Cognex Corp. (a)                                          12,565          505,992
Coherent, Inc. (a)                                         3,792          232,715
CTS Corp.                                                  5,283           83,947
CyberOptics Corp. (a)                                      2,661           29,856

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014        5

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONTINUED)
Daktronics, Inc.                                           6,043     $     74,268
Electro Rent Corp.                                         3,274           45,083
Electro Scientific Industries, Inc.                        4,035           27,398
eMagin Corp. (a)                                           8,818           20,722
Encore Wire Corp.                                          2,783          103,221
EnerNOC, Inc. (a)                                          4,406           74,726
EnerSys, Inc.                                              6,551          384,151
ESCO Technologies, Inc.                                    3,900          135,642
Fabrinet (a)                                               4,476           65,350
FARO Technologies, Inc. (a)                                2,690          136,517
FEI Co.                                                    6,112          460,967
General Cable Corp.                                        7,113          107,264
GrafTech International Ltd. (a)                           17,533           80,301
Greatbatch, Inc. (a)                                       3,828          163,111
Houston Wire & Cable Co.                                   3,110           37,258
Hubbell, Inc., Class B                                     7,775          937,121
II-VI, Inc. (a)                                            8,445           99,398
Intevac, Inc. (a)                                          5,485           36,585
IntriCon Corp. (a)                                         2,740           16,413
IPG Photonics Corp. (a)                                    5,300          364,534
Itron, Inc. (a)                                            5,925          232,912
Kemet Corp. (a)                                            8,847           36,450
Knowles Corp. (a)                                         12,733          337,424
Landauer, Inc.                                             1,837           60,639
LightPath Technologies, Inc., Class A (a)                  6,052            8,896
Lime Energy Co. (a)                                          559            1,806
Littelfuse, Inc.                                           3,360          286,205
LSI Industries, Inc.                                       3,465           21,033
MA-COM Technology Solutions Holdings, Inc. (a)             1,195           26,099
Magnetek, Inc. (a)                                           824           25,783
Maxwell Technologies, Inc. (a)                             6,063           52,869
Measurement Specialties, Inc. (a)                          2,456          210,258
Methode Electronics, Inc.                                  5,454          201,089
Mettler-Toledo International, Inc. (a)                     4,275        1,094,956
MTS Systems Corp.                                          2,372          161,913
Napco Security Technologies, Inc. (a)                      7,191           33,798
National Instruments Corp.                                14,741          455,939
Newport Corp. (a)                                          6,575          116,509
NVE Corp. (a)                                                974           62,862
Orion Energy Systems, Inc. (a)                             5,121           27,397
OSI Systems, Inc. (a)                                      2,898          183,965
Park Electrochemical Corp.                                 3,206           75,501
Plexus Corp. (a)                                           5,139          189,783
Powell Industries, Inc.                                    1,398           57,122
Regal-Beloit Corp.                                         6,524          419,167
Research Frontiers, Inc. (a)                               5,552           31,924
Rofin-Sinar Technologies, Inc. (a)                         4,390          101,233
Rogers Corp. (a)                                           2,784          152,452
Rubicon Technology, Inc. (a)                               4,201           17,854
Sanmina Corp. (a)                                         12,247          255,472
Sensata Technologies Holding NV (a)                       23,164        1,031,493
Servotronics, Inc. (a)                                       743            5,721
SL Industries, Inc. (a)                                      750           36,615
Trimble Navigation Ltd. (a)                               38,216        1,165,588
TTM Technologies, Inc. (a)                                 8,600           58,566
Turtle Beach Corp. (a)(b)                                  2,949           22,560
Ultralife Corp. (a)                                        3,982           12,902
Universal Display Corp. (a)                                6,337          206,840
Veeco Instruments, Inc. (a)                                5,928          207,184
Viasystems Group, Inc. (a)                                 1,392           21,854
Vicor Corp. (a)                                            3,482           32,731
Vishay Intertechnology, Inc.                              20,353          290,844
Vishay Precision Group, Inc. (a)                           2,569           38,381
WESCO International, Inc. (a)                              6,589          515,655
Zebra Technologies Corp., Class A (a)                      7,397          524,965
                                                                     ------------
                                                                       16,727,151
---------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.4%
Ally Financial, Inc. (a)                                  14,581          337,404
Artisan Partners Asset Management, Inc., Class A           4,710          245,156
Asta Funding, Inc. (a)                                     2,169           17,808
Atlanticus Holdings Corp. (a)                              1,465            2,754
BBCN Bancorp, Inc.                                        11,987          174,890
BGC Partners, Inc., Class A                               26,284          195,290
Blackhawk Network Holdings, Inc., Class B (a)              6,216          200,777
Calamos Asset Management, Inc., Class A                    3,145           35,444
Cash America International, Inc.                           4,166          182,471
CBOE Holdings, Inc.                                       12,659          677,573
CIFC Corp.                                                 2,496           22,589
CIT Group, Inc.                                           27,241        1,251,996
Cohen & Steers, Inc.                                       2,805          107,824
Cowen Group, Inc., Class A (a)                            18,550           69,563
Credit Acceptance Corp. (a)                                1,376          173,472
Diamond Hill Investment Group, Inc.                          489           60,171
Eaton Vance Corp.                                         17,919          676,084
Encore Capital Group, Inc. (a)                             3,846          170,416
Essent Group Ltd. (a)                                      4,573           97,908
EverBank Financial Corp.                                  13,176          232,688
Evercore Partners, Inc., Class A                           5,234          245,998
Ezcorp, Inc., Class A (a)                                  8,222           81,480
FBR & Co. (a)                                              1,765           48,573
Federal Agricultural Mortgage Corp., Class C               1,972           63,380
Federated Investors, Inc., Class B                        14,119          414,534
Financial Engines, Inc.                                    7,990          273,378

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014        6

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
First Cash Financial Services, Inc. (a)                    4,540     $    254,149
The First Marblehead Corp. (a)                             4,899           13,913
FNF Group                                                 41,184        1,142,444
FNFV Group (a)                                            13,726          188,870
FXCM, Inc., Class A                                        6,290           99,697
GAMCO Investors, Inc., Class A                               650           45,981
GFI Group, Inc.                                           10,994           59,478
Green Dot Corp., Class A (a)                               5,171          109,315
Greenhill & Co., Inc.                                      3,945          183,403
Imperial Holdings, Inc. (a)                                4,686           30,225
Institutional Financial Markets, Inc.                      1,108            2,161
Interactive Brokers Group, Inc., Class A                   7,197          179,565
INTL. FCStone, Inc. (a)                                    1,975           34,207
Investment Technology Group, Inc. (a)                      5,930           93,457
Janus Capital Group, Inc.                                 22,142          321,945
Jason Industries, Inc. (a)                                 2,144           22,190
JMP Group, Inc.                                            3,528           22,121
KCG Holdings, Inc., Class A (a)                           12,151          123,090
Ladder Capital Corp., Class A (a)                          1,461           27,613
Ladenburg Thalmann Financial Services, Inc. (a)           19,571           82,981
Liberty TripAdvisor Holdings, Inc., Class A (a)           10,537          357,204
LPL Financial Holdings, Inc.                              11,704          538,969
MarketAxess Holdings, Inc.                                 5,606          346,787
Marlin Business Services Corp.                             1,640           30,045
MGIC Investment Corp. (a)                                 51,611          403,082
MicroFinancial, Inc.                                       3,823           30,813
MoneyGram International, Inc. (a)                          5,436           68,167
MSCI, Inc. (a)                                            17,286          812,788
Nelnet, Inc., Class A                                      2,846          122,634
NewStar Financial, Inc. (a)                                4,431           49,804
NorthStar Asset Management Group, Inc. (a)                27,118          499,514
NRG Yield, Inc., Class A                                   3,681          173,191
Ocwen Financial Corp. (a)                                 17,078          447,102
Oppenheimer Holdings, Inc., Class A                        1,362           27,581
PICO Holdings, Inc. (a)                                    4,035           80,498
Piper Jaffray Cos. (a)                                     2,533          132,324
Portfolio Recovery Associates, Inc. (a)                    7,498          391,621
Pzena Investment Management, Inc., Class A                 3,173           30,302
Radian Group, Inc.                                        27,973          398,895
Raymond James Financial, Inc.                             17,974          963,047
RCS Capital Corp., Class A                                 4,122           92,827
Resource America, Inc., Class A                            4,370           40,685
Safeguard Scientifics, Inc. (a)                            4,085           75,164
Santander Consumer USA Holdings, Inc.                     12,093          215,376
SEI Investments Co.                                       19,087          690,186
SLM Corp.                                                 63,417          542,850
Springleaf Holdings, Inc. (a)                              2,392           76,377
Stewart Information Services Corp.                         3,359           98,587
Stifel Financial Corp. (a)                                 8,982          421,166
SWS Group, Inc. (a)                                        4,978           34,298
Synchrony Financial (a)                                   18,126          444,993
Synergy Resources Corp. (a)                                8,885          108,308
TD Ameritrade Holding Corp.                               35,685        1,190,808
TESARO, Inc. (a)                                           2,312           62,239
TPG Specialty Lending, Inc.                                3,343           53,521
Tree.com, Inc. (a)                                         1,444           51,825
U.S. Global Investors, Inc., Class A                       4,302           15,272
Virtus Investment Partners, Inc.                           1,152          200,102
Voya Financial, Inc.                                      20,671          808,236
Waddell & Reed Financial, Inc., Class A                   12,563          649,381
Walker & Dunlop, Inc. (a)                                  3,729           49,558
Westwood Holdings Group, Inc.                              1,350           76,532
WisdomTree Investments, Inc. (a)                          16,789          191,059
World Acceptance Corp. (a)                                 1,566          105,705
Xoom Corp. (a)                                             4,048           88,854
                                                                     ------------
                                                                       21,384,703
---------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS - 0.5%
8x8, Inc. (a)                                             14,330           95,724
Cincinnati Bell, Inc. (a)                                 34,307          115,615
Consolidated Communications Holdings, Inc.                 5,989          150,024
EarthLink Holdings Corp.                                  22,213           75,968
Enventis Corp.                                             2,224           40,432
Fairpoint Communications, Inc. (a)                         4,215           63,942
General Communication, Inc., Class A (a)                   4,596           50,142
Hawaiian Telcom Holdco, Inc. (a)                           1,381           35,478
IDT Corp., Class B                                         2,546           40,889
inContact, Inc. (a)                                        8,833           76,803
Level 3 Communications, Inc. (a)                          25,530        1,167,487
Lumos Networks Corp.                                       3,575           58,094
Straight Path Communications, Inc., Class B (a)            3,418           53,834
tw telecom, Inc. (a)                                      20,181          839,731
Vonage Holdings Corp. (a)                                 27,561           90,400
                                                                     ------------
                                                                        2,954,563
---------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.7%
Casey's General Stores, Inc.                               5,657          405,607
The Chefs' Warehouse, Inc. (a)                             3,603           58,585
Core-Mark Holding Co., Inc.                                3,184          168,879
The Fresh Market, Inc. (a)                                 6,338          221,386
GNC Holdings, Inc., Class A                               13,360          517,566

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014        7

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
FOOD & DRUG RETAILERS (CONCLUDED)
Ingles Markets, Inc., Class A                              1,683     $     39,870
Omnicare, Inc.                                            14,337          892,622
The Pantry, Inc. (a)                                       3,921           79,322
PetMed Express, Inc.                                       3,455           46,988
Rite Aid Corp. (a)                                       134,128          649,180
SpartanNash Co.                                            5,307          103,221
Sprouts Farmers Market, Inc. (a)                          14,770          429,364
Supervalu, Inc. (a)                                       30,827          275,593
United Natural Foods, Inc. (a)                             7,328          450,379
Vitamin Shoppe, Inc. (a)                                   4,670          207,301
Weis Markets, Inc.                                         1,485           57,960
                                                                     ------------
                                                                        4,603,823
---------------------------------------------------------------------------------
FOOD PRODUCERS - 1.6%
Alico, Inc.                                                  610           23,241
The Andersons, Inc.                                        3,787          238,127
Annie's, Inc. (a)                                          1,950           89,505
B&G Foods, Inc.                                            8,323          229,299
Boulder Brands, Inc. (a)                                   9,566          130,385
Bunge Ltd.                                                20,839        1,755,269
Cal-Maine Foods, Inc.                                      2,149          191,970
Calavo Growers, Inc.                                       2,295          103,596
Chiquita Brands International, Inc. (a)                    7,588          107,750
Darling International, Inc. (a)                           24,744          453,310
Dean Foods Co.                                            14,492          192,019
Diamond Foods, Inc. (a)                                    4,042          115,642
Farmer Bros Co. (a)                                          892           25,823
Flowers Foods, Inc.                                       26,331          483,437
Fresh Del Monte Produce, Inc.                              4,740          151,206
Golden Enterprises, Inc.                                     941            4,385
Griffin Land & Nurseries, Inc.                             1,073           30,795
The Hain Celestial Group, Inc. (a)                         7,536          771,310
Harbinger Group, Inc. (a)                                 13,646          179,035
Herbalife Ltd. (b)                                        10,096          441,700
HQ Sustainable Maritime Industries, Inc. (a)(b)            4,100                -
Ingredion, Inc.                                           10,921          827,703
J&J Snack Foods Corp.                                      2,141          200,312
John B Sanfilippo & Son, Inc.                              1,174           37,991
Lancaster Colony Corp.                                     2,760          235,373
Lifeway Foods, Inc. (a)                                    2,119           29,390
Limoneira Co.                                              2,459           58,254
Mannatech, Inc. (a)                                          934           14,561
Medifast, Inc. (a)                                         2,189           71,865
MGP Ingredients, Inc.                                      2,244           29,329
Nutraceutical International Corp. (a)                      2,417           50,539
Nutrisystem, Inc.                                          4,769           73,299
Omega Protein Corp. (a)                                    3,642           45,525
Pilgrim's Pride Corp. (a)                                  9,076          277,362
Pinnacle Foods, Inc.                                       8,994          293,654
Post Holdings, Inc. (a)                                    6,559          217,628
Reliv International, Inc.                                  1,819            2,256
Rocky Mountain Chocolate Factory, Inc.                     2,724           34,159
Sanderson Farms, Inc.                                      2,959          260,244
Seaboard Corp. (a)                                            38          101,650
Seneca Foods Corp., Class A (a)                            1,057           30,230
Snyders-Lance, Inc.                                        7,426          196,789
Tootsie Roll Industries, Inc.                              2,820           78,932
TreeHouse Foods, Inc. (a)                                  5,511          443,635
USANA Health Sciences, Inc. (a)                            1,235           90,970
WhiteWave Foods Co. (a)                                   25,738          935,061
                                                                     ------------
                                                                       10,354,515
---------------------------------------------------------------------------------
FORESTRY & PAPER - 0.3%
Clearwater Paper Corp. (a)                                 3,010          180,931
Deltic Timber Corp.                                        1,749          108,998
Domtar Corp.                                               9,319          327,377
KapStone Paper and Packaging Corp. (a)                    12,554          351,135
Mercer International, Inc. (a)                             3,801           37,060
Neenah Paper, Inc.                                         2,503          133,860
PH Glatfelter Co.                                          6,319          138,702
Resolute Forest Products (a)                              14,681          229,611
Veritiv Corp. (a)                                          1,220           61,073
Wausau Paper Corp.                                         8,251           65,430
                                                                     ------------
                                                                        1,634,177
---------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES - 1.4%
American States Water Co.                                  5,550          168,831
American Water Works Co., Inc.                            25,387        1,224,415
Aqua America, Inc.                                        25,466          599,215
Artesian Resources Corp., Class A                          2,012           40,522
Atmos Energy Corp.                                        14,305          682,349
Avista Corp.                                               9,077          277,121
Cadiz, Inc. (a)                                            3,708           38,526
California Water Service Group                             7,627          171,150
Chesapeake Utilities Corp.                                 2,273           94,672
Connecticut Water Service, Inc.                            1,969           63,993
Delta Natural Gas Co., Inc.                                2,312           45,708
Gas Natural, Inc.                                          4,001           47,252
Genie Energy Ltd. (a)                                      4,711           33,118
The Laclede Group, Inc.                                    5,237          242,997
Middlesex Water Co.                                        2,966           58,134
National Fuel Gas Co.                                     12,253          857,587
New Jersey Resources Corp.                                 5,833          294,625
Northwest Natural Gas Co.                                  3,833          161,944
ONE Gas, Inc.                                              7,857          269,102
Piedmont Natural Gas Co., Inc.                            10,565          354,244
PNM Resources, Inc.                                       11,804          294,038
Questar Corp.                                             25,817          575,461
RGC Resources, Inc.                                        2,449           48,735
SJW Corp.                                                  2,006           53,901
South Jersey Industries, Inc.                              4,709          251,272

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014        8

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES (CONCLUDED)
Southwest Gas Corp.                                        6,290     $    305,568
UGI Corp.                                                 24,888          848,432
Vectren Corp.                                             12,350          492,765
WGL Holdings, Inc.                                         7,456          314,047
                                                                     ------------
                                                                        8,909,724
---------------------------------------------------------------------------------
GENERAL INDUSTRIALS - 1.2%
Actuant Corp., Class A                                    10,115          308,710
AEP Industries, Inc. (a)                                     774           29,311
Aptargroup, Inc.                                           9,436          572,765
Berry Plastics Group, Inc. (a)                            14,796          373,451
Carlisle Cos., Inc.                                        9,263          744,560
Crown Holdings, Inc. (a)                                  20,706          921,831
Graphic Packaging Holding Co. (a)                         47,817          594,365
Greif, Inc., Class A                                       4,302          188,471
Harsco Corp.                                              11,862          253,965
Landec Corp. (a)                                           4,398           53,875
Multi-Color Corp.                                          2,274          103,421
Myers Industries, Inc.                                     3,762           66,362
Otter Tail Corp.                                           5,434          144,925
Packaging Corp. of America                                14,430          920,923
Raven Industries, Inc.                                     5,522          134,737
Rexnord Corp. (a)                                         10,692          304,187
Rock-Tenn Co., Class A                                    20,824          990,806
Silgan Holdings, Inc.                                      6,377          299,719
Sonoco Products Co.                                       14,841          583,103
Taminco Corp. (a)                                          1,917           50,034
TriMas Corp. (a)                                           6,652          161,843
UFP Technologies, Inc. (a)                                 1,471           32,333
                                                                     ------------
                                                                        7,833,697
---------------------------------------------------------------------------------
GENERAL RETAILERS - 4.6%
1-800-Flowers.com, Inc., Class A (a)                       3,545           25,489
Aaron's, Inc.                                              9,479          230,529
Abercrombie & Fitch Co., Class A                          10,459          380,080
Advance Auto Parts, Inc.                                  10,654        1,388,216
Aeropostale, Inc. (a)                                     13,619           44,807
Amerco, Inc.                                                 860          225,225
America's Car-Mart, Inc. (a)                               1,386           54,872
American Eagle Outfitters, Inc.                           25,308          367,472
American Public Education, Inc. (a)                        2,859           77,164
ANN, Inc. (a)                                              6,914          284,373
Antero Resources Corp. (a)                                 6,888          378,082
Apollo Education Group, Inc. (a)                          14,214          357,482
Asbury Automotive Group, Inc. (a)                          4,565          294,077
Ascena Retail Group, Inc. (a)                             19,006          252,780
Autobytel, Inc. (a)                                        2,429           20,865
Barnes & Noble, Inc. (a)                                   5,772          113,939
Beacon Roofing Supply, Inc. (a)                            7,528          191,813
Big 5 Sporting Goods Corp.                                 2,684           25,149
Big Lots, Inc.                                             8,198          352,924
Blue Nile, Inc. (a)                                        2,186           62,410
The Bon-Ton Stores, Inc.                                   2,228           18,626
Books-A-Million, Inc. (a)                                  1,081            1,838
Bridgepoint Education, Inc. (a)                            2,864           31,962
Bright Horizons Family Solutions, Inc. (a)                 4,287          180,311
Brown Shoe Co., Inc.                                       6,155          166,985
The Buckle, Inc.                                           3,979          180,607
Build-A-Bear Workshop, Inc. (a)                            2,503           32,739
Burlington Stores, Inc. (a)                                3,368          134,248
Cabela's, Inc. (a)                                         7,068          416,305
Cache, Inc. (a)                                            4,067            3,424
Cambium Learning Group, Inc. (a)                          10,557           16,047
Capella Education Co.                                      1,731          108,361
Career Education Corp. (a)                                10,687           54,290
Carriage Services, Inc.                                    3,000           51,990
The Cato Corp., Class A                                    3,894          134,187
CDK Global, Inc. (a)                                      23,266          711,707
Chegg, Inc. (a)                                            6,895           43,025
Chemed Corp.                                               2,560          263,424
Chico's FAS, Inc.                                         22,386          330,641
The Children's Place Retail Stores, Inc.                   3,319          158,184
Christopher & Banks Corp. (a)                              6,159           60,913
Citi Trends, Inc. (a)                                      2,851           63,007
Clean Energy Fuels Corp. (a)(b)                           11,329           88,366
Collectors Universe, Inc.                                  1,741           38,302
Conn's, Inc. (a)(b)                                        3,781          114,451
Copart, Inc. (a)                                          16,699          522,929
Corinthian Colleges, Inc. (a)(b)                          10,420            1,151
CST Brands, Inc.                                          11,102          399,117
dELiA*s, Inc. (a)(b)                                      11,134            3,073
Destination Maternity Corp.                                2,029           31,328
Destination XL Group, Inc. (a)                             9,670           45,642
Dick's Sporting Goods, Inc.                               14,492          635,909
Dillard's, Inc., Class A                                   3,564          388,405
DSW, Inc., Class A                                        10,545          317,510
Express, Inc. (a)                                         12,714          198,466
The Finish Line, Inc., Class A                             6,992          175,010
Five Below, Inc. (a)                                       7,243          286,895
Foot Locker, Inc.                                         20,890        1,162,529
Francesca's Holdings Corp. (a)                             7,055           98,276
Fred's, Inc., Class A                                      4,554           63,756
FTD Cos., Inc. (a)                                         3,403          116,076
Gaiam, Inc., Class A (a)                                   3,595           26,387
Genesco, Inc. (a)                                          3,579          267,530
Grand Canyon Education, Inc. (a)                           7,198          293,462
Group 1 Automotive, Inc.                                   3,061          222,565
GrubHub, Inc. (a)                                          1,843           63,104
Guess?, Inc.                                               8,649          190,019
Haverty Furniture Cos., Inc.                               2,955           64,389
Hibbett Sports, Inc. (a)                                   3,847          163,998
Hillenbrand, Inc.                                          9,233          285,207
Houghton Mifflin Harcourt Co. (a)                         16,204          315,006

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014        9

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
GENERAL RETAILERS (CONTINUED)
HSN, Inc.                                                  4,675     $    286,905
ITT Corp.                                                 13,169          591,815
ITT Educational Services, Inc. (a)(b)                      2,918           12,518
JC Penney Co., Inc. (a)                                   45,394          455,756
K12, Inc. (a)                                              4,637           74,007
KAR Auction Services, Inc.                                20,842          596,706
Kirkland's, Inc. (a)                                       2,515           40,517
Lands' End, Inc. (a)                                       2,215           91,081
Learning Tree International, Inc. (a)                      1,011            2,366
Liquidity Services, Inc. (a)                               4,477           61,559
Lithia Motors, Inc., Class A                               3,452          261,282
Lumber Liquidators Holdings, Inc. (a)                      4,102          235,373
MarineMax, Inc. (a)                                        4,557           76,785
Matthews International Corp., Class A                      4,391          192,721
Mattress Firm Holding Corp. (a)                            1,533           92,072
The Men's Wearhouse, Inc.                                  6,640          313,541
The Michaels Cos., Inc. (a)                                4,139           72,350
Monro Muffler Brake, Inc.                                  4,602          223,335
Murphy USA, Inc. (a)                                       6,282          333,323
Office Depot, Inc. (a)                                    71,929          369,715
Outerwall, Inc. (a)                                        3,035          170,264
Overstock.com, Inc. (a)                                    2,367           39,908
PCM, Inc. (a)                                              1,516           14,811
Penske Automotive Group, Inc.                              6,156          249,872
The Pep Boys-Manny Moe & Jack (a)                          7,918           70,549
Perfumania Holdings, Inc. (a)                              1,362            8,649
Pier 1 Imports, Inc.                                      13,841          164,569
Pricesmart, Inc.                                           2,618          224,206
The Providence Service Corp. (a)                           2,023           97,873
RadioShack Corp. (a)(b)                                   25,331           25,078
RealNetworks, Inc. (a)                                     6,577           45,710
Regis Corp.                                                5,946           94,898
Rent-A-Center, Inc.                                        7,455          226,259
Restoration Hardware Holdings, Inc. (a)                    4,891          389,079
Rollins, Inc.                                              9,330          273,182
Rush Enterprises, Inc., Class A (a)                        5,240          175,278
Sally Beauty Holdings, Inc. (a)                           18,987          519,674
Sears Holdings Corp. (a)(b)                                7,223          182,236
Service Corp. International                               31,219          659,970
ServiceMaster Global Holdings, Inc. (a)                    5,207          126,009
Shoe Carnival, Inc.                                        2,127           37,882
Shutterfly, Inc. (a)                                       5,972          291,075
Signet Jewelers Ltd.                                      11,533        1,313,724
SolarCity Corp. (a)                                        7,339          437,404
Sonic Automotive, Inc., Class A                            5,131          125,761
Sotheby's                                                  9,515          339,876
SP Plus Corp. (a)                                          2,950           55,932
Speed Commerce, Inc. (a)                                  10,106           27,792
Stage Stores, Inc.                                         4,498           76,961
Stamps.com, Inc. (a)                                       2,745           87,181
Stein Mart, Inc.                                           4,383           50,624
Strayer Education, Inc. (a)                                1,653           98,982
Tile Shop Holdings, Inc. (a)                               2,757           25,502
Titan Machinery, Inc. (a)(b)                               2,424           31,488
Trans World Entertainment Corp.                            1,113            4,074
Tuesday Morning Corp. (a)                                  5,992          116,275
Ulta Salon Cosmetics & Fragrance, Inc. (a)                 9,439        1,115,407
Valuevision Media, Inc., Class A (a)                       8,069           41,394
VCA Antech, Inc. (a)                                      12,684          498,862
Weight Watchers International, Inc. (b)                    4,375          120,050
West Marine, Inc. (a)                                      2,322           20,898
The Wet Seal, Inc., Class A (a)(b)                        15,586            8,190
Williams-Sonoma, Inc.                                     12,757          849,233
Winmark Corp.                                                574           42,189
Zumiez, Inc. (a)                                           3,449           96,917
                                                                     ------------
                                                                       28,924,901
---------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES - 5.0%
Abaxis, Inc.                                               3,187          161,613
Abiomed, Inc. (a)                                          5,767          143,195
Acadia Healthcare Co., Inc. (a)                            7,158          347,163
Accuray, Inc. (a)                                         11,390           82,691
Addus HomeCare Corp. (a)                                   1,515           29,694
Air Methods Corp. (a)                                      5,450          302,747
Alere, Inc. (a)                                           11,957          463,692
Align Technology, Inc. (a)                                10,903          563,467
Alliance HealthCare Services, Inc. (a)                     2,209           49,945
Almost Family, Inc. (a)                                    1,625           44,151
Alphatec Holdings, Inc. (a)                               20,207           34,352
Amedisys, Inc. (a)                                         5,610          113,154
American Caresource Holdings, Inc. (a)                     2,753            8,259
Amsurg Corp. (a)                                           4,964          248,448
Analogic Corp.                                             1,828          116,919
AngioDynamics, Inc. (a)                                    4,266           58,530
Anika Therapeutics, Inc. (a)                               2,272           83,292
Antares Pharma, Inc. (a)(b)                               22,489           41,155
AtriCure, Inc. (a)                                         4,748           69,891
Atrion Corp.                                                 236           71,982
Baxano Surgical, Inc. (a)                                  4,594              841
Bio-Rad Laboratories, Inc., Class A (a)                    3,008          341,107
Bio-Reference Laboratories, Inc. (a)                       3,943          110,641
Biolase, Inc. (a)                                         11,125           27,701
BioScrip, Inc. (a)                                        10,652           73,605
BioTelemetry, Inc. (a)                                     5,176           34,731
Bovie Medical Corp. (a)                                    5,924           23,637

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       10

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
Brookdale Senior Living, Inc. (a)                         25,123     $    809,463
Bruker Corp. (a)                                          16,707          309,330
BSD Medical Corp. (a)                                     10,340            5,837
Cantel Medical Corp.                                       5,342          183,658
Capital Senior Living Corp. (a)                            4,670           99,144
Cardica, Inc. (a)                                         26,645           28,510
Cardiovascular Systems, Inc. (a)                           5,064          119,662
Centene Corp. (a)                                          8,529          705,434
Cepheid, Inc. (a)                                         10,525          463,416
CollabRx, Inc. (a)                                         1,314            1,419
Community Health Systems, Inc. (a)(b)                     17,082          935,923
CONMED Corp.                                               4,155          153,070
The Cooper Cos., Inc.                                      7,042        1,096,791
Corvel Corp. (a)                                           1,892           64,423
Covance, Inc. (a)                                          8,422          662,811
CryoLife, Inc.                                             4,639           45,787
Cutera, Inc. (a)                                           3,451           34,855
Cyberonics, Inc. (a)                                       3,779          193,334
Cynosure, Inc., Class A (a)                                3,272           68,712
DexCom, Inc. (a)                                          10,627          424,974
Echo Therapeutics, Inc. (a)(b)                             2,662            2,236
Endologix, Inc. (a)                                       10,545          111,777
The Ensign Group, Inc.                                     3,034          105,583
Envision Healthcare Holdings, Inc. (a)                    15,175          526,269
Escalon Medical Corp. (a)                                  1,399            2,224
Exactech, Inc. (a)                                         1,661           38,020
Five Star Quality Care, Inc. (a)                           7,271           27,412
Fluidigm Corp. (a)                                         4,704          115,248
Fonar Corp. (a)                                            1,754           19,312
GenMark Diagnostics, Inc. (a)                              7,955           71,356
Gentiva Health Services, Inc. (a)                          5,338           89,572
Globus Medical, Inc., Class A (a)                          8,779          172,683
Haemonetics Corp. (a)                                      7,730          269,932
Hanger, Inc. (a)                                           5,275          108,243
Harvard Apparatus Regenerative Technology, Inc. (a)        3,656           29,614
HCA Holdings, Inc. (a)                                    44,198        3,116,843
Health Net, Inc. (a)                                      11,784          543,360
Healthcare Services Group, Inc.                           10,521          301,006
HealthSouth Corp.                                         13,261          489,331
HealthStream, Inc. (a)                                     3,505           84,155
Healthways, Inc. (a)                                       5,860           93,877
HeartWare International, Inc. (a)                          2,540          197,180
Henry Schein, Inc. (a)                                    12,294        1,431,882
Hill-Rom Holdings, Inc.                                    8,350          345,940
HMS Holdings Corp. (a)                                    13,163          248,123
Hologic, Inc. (a)                                         36,103          878,386
Hooper Holmes, Inc. (a)                                    9,589            5,824
ICU Medical, Inc. (a)                                      1,995          128,039
IDEXX Laboratories, Inc. (a)                               7,412          873,356
Insulet Corp. (a)                                          8,701          320,632
Integra LifeSciences Holdings Corp. (a)                    3,596          178,505
Invacare Corp.                                             4,474           52,838
IPC The Hospitalist Co., Inc. (a)                          2,772          124,158
Kindred Healthcare, Inc.                                   8,223          159,526
LDR Holding Corp. (a)                                      1,153           35,893
LHC Group, Inc. (a)                                        1,911           44,335
LifePoint Hospitals, Inc. (a)                              6,660          460,805
Magellan Health Services, Inc. (a)                         3,844          210,382
Masimo Corp. (a)                                           7,574          161,175
Medical Action Industries, Inc. (a)                        3,105           42,787
MEDNAX, Inc. (a)                                          14,859          814,570
MELA Sciences, Inc. (a)                                      782            1,345
Meridian Bioscience, Inc.                                  6,734          119,124
Merit Medical Systems, Inc. (a)                            6,737           80,036
Molina Healthcare, Inc. (a)                                4,295          181,678
National Healthcare Corp.                                  1,141           63,337
Natus Medical, Inc. (a)                                    4,670          137,812
Navidea Biopharmaceuticals, Inc. (a)(b)                   30,416           40,149
Neogen Corp. (a)                                           5,868          231,786
NeuroMetrix, Inc. (a)                                      2,033            3,659
NuVasive, Inc. (a)                                         7,180          250,367
NxStage Medical, Inc. (a)                                  9,415          123,619
Omnicell, Inc. (a)                                         5,807          158,705
OraSure Technologies, Inc. (a)                            10,130           73,139
Orthofix International NV (a)                              3,072           95,109
Owens & Minor, Inc.                                        8,724          285,624
PAREXEL International Corp. (a)                            8,024          506,234
PharMerica Corp. (a)                                       4,711          115,090
Psychemedics Corp.                                         1,801           25,628
Quidel Corp. (a)                                           4,664          125,322
RadNet, Inc. (a)                                           5,911           39,131
ResMed, Inc.                                              20,324        1,001,363
Retractable Technologies, Inc. (a)                         3,653           10,594
Rockwell Medical, Inc. (a)(b)                              6,648           60,763
RTI Surgical, Inc. (a)                                    10,112           48,335
Select Medical Holdings Corp.                             10,084          121,311
Sirona Dental Systems, Inc. (a)                            8,135          623,792
Skilled Healthcare Group, Inc., Class A (a)                4,337           28,624
Spectranetics Corp. (a)                                    6,589          175,070
Staar Surgical Co. (a)                                     5,027           53,437
STERIS Corp.                                               8,488          458,012
SurModics, Inc. (a)                                        2,327           42,258
Symmetry Medical, Inc. (a)                                 6,089           61,438
Team Health Holdings, Inc. (a)                            10,392          602,632
Teleflex, Inc.                                             6,015          631,816
Thoratec Corp. (a)                                         8,482          226,724
Tornier NV (a)                                             3,759           89,840
Triple-S Management Corp., Class B (a)                     3,073           61,153
U.S. Physical Therapy, Inc.                                1,930           68,303

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       11

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONCLUDED)
Unilife Corp. (a)(b)                                      19,019     $     43,649
Universal American Corp. (a)                               7,080           56,923
Uroplasty, Inc. (a)                                        8,634           21,585
Utah Medical Products, Inc.                                  725           35,351
Vascular Solutions, Inc. (a)                               3,105           76,694
Vision-Sciences, Inc. (a)                                 14,475           13,896
Volcano Corp. (a)                                          8,663           92,174
WellCare Health Plans, Inc. (a)                            6,436          388,348
West Pharmaceutical Services, Inc.                        10,030          448,943
Wright Medical Group, Inc. (a)                             7,889          239,037
Zeltiq Aesthetics, Inc. (a)                                3,199           72,393
                                                                     ------------
                                                                       31,596,897
---------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 1.7%
ACCO Brands Corp. (a)                                     18,141          125,173
Bassett Furniture Industries, Inc.                         2,150           29,369
Beazer Homes USA, Inc. (a)                                 4,476           75,107
Blount International, Inc. (a)                             7,808          118,135
Briggs & Stratton Corp.                                    6,754          121,707
Cavco Industries, Inc. (a)                                 1,223           83,164
Central Garden and Pet Co., Class A (a)                    7,098           57,068
Church & Dwight Co., Inc.                                 19,643        1,378,153
Compx International, Inc.                                  1,034           10,650
Comstock Holdings Cos., Inc. (a)                          12,106           13,559
The Dixie Group, Inc. (a)                                  2,900           25,143
Energizer Holdings, Inc.                                   9,029        1,112,463
Ethan Allen Interiors, Inc.                                3,943           89,900
Flexsteel Industries, Inc.                                   965           32,550
Forward Industries, Inc. (a)                               2,823            3,755
Herman Miller, Inc.                                        8,835          263,725
HNI Corp.                                                  6,700          241,133
Hooker Furniture Corp.                                     1,876           28,534
Hovnanian Enterprises, Inc., Class A (a)                  21,351           78,358
Interface, Inc.                                            9,120          147,197
iRobot Corp. (a)                                           4,579          139,431
Jarden Corp. (a)                                          17,693        1,063,526
KB Home                                                   12,864          192,188
Knoll, Inc.                                                7,374          127,644
La-Z-Boy, Inc.                                             8,038          159,072
Libbey, Inc. (a)                                           3,813          100,129
Lifetime Brands, Inc.                                      1,440           22,046
M/I Homes, Inc. (a)                                        4,013           79,538
MDC Holdings, Inc.                                         6,036          152,832
Meritage Homes Corp. (a)                                   5,757          204,374
National Presto Industries, Inc.                             930           56,460
NVR, Inc. (a)                                                612          691,572
Oil-Dri Corp. of America                                     858           22,368
The Ryland Group, Inc.                                     7,317          243,217
The Scotts Miracle-Gro Co., Class A                        6,513          358,215
Select Comfort Corp. (a)                                   8,402          175,770
Spectrum Brands Holdings, Inc.                             3,200          289,696
Standard Pacific Corp. (a)                                23,580          176,614
Steelcase, Inc., Class A                                   9,078          146,973
Taylor Morrison Home Corp., Class A (a)                    4,488           72,795
Tempur Sealy International, Inc. (a)                       9,199          516,708
Toll Brothers, Inc. (a)                                   24,196          753,947
TRI Pointe Homes, Inc. (a)                                21,980          284,421
Tupperware Brands Corp.                                    7,507          518,283
Virco Manufacturing Corp. (a)                              2,505            6,538
WD-40 Co.                                                  2,105          143,056
William Lyon Homes, Class A (a)                            1,192           26,343
                                                                     ------------
                                                                       10,758,599
---------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING - 3.0%
Accuride Corp. (a)                                         8,723           33,060
AGCO Corp.                                                12,396          563,522
Alamo Group, Inc.                                          1,182           48,462
Albany International Corp., Class A                        4,299          146,338
Altra Industrial Motion Corp.                              4,066          118,565
American Railcar Industries, Inc.                          1,354          100,088
Astec Industries, Inc.                                     2,477           90,336
The Babcock & Wilcox Co.                                  15,592          431,743
Broadwind Energy, Inc. (a)                                 2,781           20,830
Ceco Environmental Corp.                                   2,961           39,677
Chicago Rivet & Machine Co.                                  494           15,314
CIRCOR International, Inc.                                 2,688          180,983
CLARCOR, Inc.                                              7,116          448,877
Colfax Corp. (a)                                          14,090          802,707
Columbus McKinnon Corp.                                    2,933           64,497
Commercial Vehicle Group, Inc. (a)                         5,294           32,717
Crane Co.                                                  7,181          453,911
Donaldson Co., Inc.                                       19,157          778,349
Douglas Dynamics, Inc.                                     3,742           72,969
Dynamic Materials Corp.                                    2,036           38,786
Energy Recovery, Inc. (a)                                  7,684           27,201
EnPro Industries, Inc. (a)                                 3,303          199,931
Federal Signal Corp.                                       9,847          130,374
Franklin Electric Co., Inc.                                5,549          192,772
FreightCar America, Inc.                                   1,751           58,308
GATX Corp.                                                 6,431          375,377
The Gorman-Rupp Co.                                        2,838           85,254
Graco, Inc.                                                8,847          645,654
Graham Corp.                                               1,902           54,683
The Greenbrier Cos., Inc.                                  3,794          278,404
H&E Equipment Services, Inc.                               4,783          192,659
Hurco Cos., Inc.                                           1,150           43,309
Hyster-Yale Materials Handling, Inc.                       1,589          113,804
IDEX Corp.                                                11,544          835,439
John Bean Technologies Corp.                               4,210          118,427
Kadant, Inc.                                               1,829           71,422
Kennametal, Inc.                                          11,534          476,470
Key Technology, Inc. (a)                                     998           13,074

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       12

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING (CONCLUDED)
Kimball International, Inc., Class B                       4,589     $     69,064
Lincoln Electric Holdings, Inc.                           11,379          786,687
Lindsay Corp. (b)                                          1,924          143,819
Lydall, Inc. (a)                                           3,024           81,678
Manitex International, Inc. (a)                            2,717           30,675
The Manitowoc Co., Inc.                                   19,929          467,335
Materion Corp.                                             3,097           94,985
Meritor, Inc. (a)                                         15,283          165,821
MFRI, Inc. (a)                                             1,937           18,363
The Middleby Corp. (a)                                     8,454          745,051
Miller Industries, Inc.                                    1,717           29,017
MSA Safety, Inc.                                           4,526          223,584
Mueller Industries, Inc.                                   8,298          236,825
NACCO Industries, Inc., Class A                              799           39,734
Navistar International Corp. (a)                          10,412          342,659
NN, Inc.                                                   2,760           73,747
Nordson Corp.                                              8,568          651,768
Oshkosh Corp.                                             12,670          559,381
PMFG, Inc. (a)                                             4,561           22,805
Proto Labs, Inc. (a)                                       3,441          237,429
Spartan Motors, Inc.                                       4,844           22,621
SPX Corp.                                                  6,169          579,454
Standex International Corp.                                1,941          143,906
Sun Hydraulics Corp.                                       3,649          137,166
Tennant Co.                                                2,738          183,692
Terex Corp.                                               16,499          524,173
The Timken Co.                                            11,043          468,113
TimkenSteel Corp.                                          5,808          270,014
The Toro Co.                                               8,399          497,473
Trinity Industries, Inc.                                  22,679        1,059,563
Twin Disc, Inc.                                            1,357           36,585
Wabash National Corp. (a)                                 10,790          143,723
Wabtec Corp.                                              14,117        1,144,042
Woodward, Inc.                                             8,217          391,294
                                                                     ------------
                                                                       19,016,539
---------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING - 0.8%
AK Steel Holding Corp. (a)                                23,581          188,884
Ampco-Pittsburgh Corp.                                     1,402           28,040
Carpenter Technology Corp.                                 7,727          348,874
Century Aluminum Co. (a)                                   7,937          206,124
Cliffs Natural Resources, Inc. (b)                        22,958          238,304
Commercial Metals Co.                                     17,156          292,853
Friedman Industries, Inc.                                  2,787           22,157
Globe Specialty Metals, Inc.                               9,757          177,480
Handy & Harman Ltd. (a)                                      940           24,684
Haynes International, Inc.                                 1,874           86,185
Horsehead Holding Corp. (a)                                8,576          141,761
Kaiser Aluminum Corp.                                      2,717          207,090
McEwen Mining, Inc. (a)                                   39,235           76,901
Noranda Aluminum Holding Corp.                            10,483           47,383
Olympic Steel, Inc.                                        1,597           32,850
Reliance Steel & Aluminum Co.                             11,249          769,432
RTI International Metals, Inc. (a)                         4,899          120,809
Steel Dynamics, Inc.                                      32,856          742,874
Synalloy Corp.                                             2,147           37,358
United States Steel Corp.                                 21,421          839,060
Universal Stainless & Alloy Products, Inc. (a)             1,302           34,321
Uranium Energy Corp. (a)(b)                               19,733           24,666
Worthington Industries, Inc.                               7,462          277,736
                                                                     ------------
                                                                        4,965,826
---------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION - 1.5%
Air Lease Corp.                                           13,461          437,482
Air Transport Services Group, Inc. (a)                     8,433           61,392
Aircastle Ltd.                                             9,655          157,956
ArcBest Corp.                                              3,738          139,427
Atlas Air Worldwide Holdings, Inc. (a)                     3,637          120,094
Baltic Trading Ltd.                                        8,240           34,114
CAI International, Inc. (a)                                2,930           56,695
Celadon Group, Inc.                                        3,676           71,498
Con-way, Inc.                                              8,242          391,495
Covenant Transportation Group, Inc., Class A (a)           1,989           36,975
Echo Global Logistics, Inc. (a)                            2,581           60,783
Forward Air Corp.                                          4,305          192,993
Genesee & Wyoming, Inc., Class A (a)                       7,608          725,118
Heartland Express, Inc.                                    7,267          174,117
Hub Group, Inc., Class A (a)                               5,073          205,609
JB Hunt Transport Services, Inc.                          13,339          987,753
Kirby Corp. (a)                                            8,403          990,294
Knight Transportation, Inc.                                8,454          231,555
Landstar System, Inc.                                      6,377          460,356
Marten Transport Ltd.                                      3,567           63,528
Matson, Inc.                                               6,067          151,857
Old Dominion Freight Line, Inc. (a)                       10,049          709,861
PAM Transportation Services, Inc. (a)                        840           30,450
Patriot Transportation Holding, Inc. (a)                   1,004           34,056
PHH Corp. (a)                                              8,287          185,297
Quality Distribution, Inc. (a)                             5,040           64,411
Rand Logistics, Inc. (a)                                   5,032           28,682
Roadrunner Transportation Systems, Inc. (a)                4,005           91,274
Saia, Inc. (a)                                             3,719          184,314
Swift Transportation Co. (a)                              13,024          273,244
TAL International Group, Inc. (a)                          5,188          214,005
Teekay Corp.                                               5,878          390,064
Textainer Group Holdings Ltd.                              2,471           76,898
Universal Truckload Services, Inc.                           912           22,116
USA Truck, Inc. (a)                                        1,622           28,434

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       13

================================================================================


SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION (CONCLUDED)
UTI Worldwide, Inc. (a)                                   13,413     $    142,580
Werner Enterprises, Inc.                                   5,884          148,277
Wesco Aircraft Holdings, Inc. (a)                          8,498          147,865
Willis Lease Finance Corp. (a)                             1,351           27,723
World Fuel Services Corp.                                 10,958          437,443
XPO Logistics, Inc. (a)                                    8,134          306,408
YRC Worldwide, Inc. (a)                                    4,194           85,222
                                                                     ------------
                                                                        9,379,715
---------------------------------------------------------------------------------
LEISURE GOODS - 0.9%
Activision Blizzard, Inc.                                 71,539        1,487,296
Arctic Cat, Inc.                                           2,143           74,619
Black Diamond, Inc. (a)                                    4,738           35,819
Brunswick Corp.                                           13,454          566,952
Callaway Golf Co.                                         11,826           85,620
Drew Industries, Inc.                                      3,266          137,793
DTS, Inc. (a)                                              3,097           78,199
Escalade, Inc.                                             2,070           24,964
Glu Mobile, Inc. (a)                                      16,419           84,886
GoPro, Inc., Class A (a)(b)                                2,321          217,478
Koss Corp.                                                 1,133            2,289
LeapFrog Enterprises, Inc. (a)                             9,036           54,126
Marine Products Corp.                                      3,058           24,128
Nautilus, Inc. (a)                                         5,339           63,908
Polaris Industries, Inc.                                   8,843        1,324,593
Pool Corp.                                                 6,348          342,284
RealD, Inc. (a)                                            7,701           72,158
Skullcandy, Inc. (a)                                       3,869           30,139
Take-Two Interactive Software, Inc. (a)                   12,579          290,198
Thor Industries, Inc.                                      6,530          336,295
TiVo, Inc. (a)                                            17,551          224,565
Universal Electronics, Inc. (a)                            2,531          124,955
Winnebago Industries, Inc. (a)                             4,475           97,421
                                                                     ------------
                                                                        5,780,685
---------------------------------------------------------------------------------
LIFE INSURANCE - 0.5%
American Equity Investment Life Holding Co.               10,862          248,523
Amerisafe, Inc.                                            3,237          126,599
Atlantic American Corp.                                    2,927           11,649
Citizens, Inc. (a)                                         8,623           55,705
CNO Financial Group, Inc.                                 30,412          515,788
eHealth, Inc. (a)                                          2,999           72,366
Employers Holdings, Inc.                                   4,927           94,845
FBL Financial Group, Inc., Class A                         1,432           64,010
Independence Holding Co.                                   2,342           31,125
Kansas City Life Insurance Co.                               643           28,517
National Western Life Insurance Co., Class A                 341           84,230
The Phoenix Cos., Inc. (a)                                 1,083           60,713
Primerica, Inc.                                            7,800          376,116
Protective Life Corp.                                     11,486          797,243
StanCorp Financial Group, Inc.                             6,133          387,483
Symetra Financial Corp.                                   13,577          316,751
                                                                     ------------
                                                                        3,271,663
---------------------------------------------------------------------------------
MEDIA - 4.2%
Acxiom Corp. (a)                                          11,735          194,214
AH Belo Corp.                                              3,599           38,401
AMC Networks, Inc., Class A (a)                            9,057          529,110
Ascent Capital Group, Inc., Class A (a)                    2,129          128,166
Bankrate, Inc. (a)                                         9,127          103,683
Beasley Broadcasting Group, Inc., Class A                  1,165            6,244
CBS Outdoor Americas, Inc.                                17,955          537,573
Charter Communications, Inc., Class A (a)                 11,178        1,692,014
Clear Channel Outdoor Holdings, Inc., Class A              6,448           43,460
ComScore, Inc. (a)                                         5,530          201,347
Constant Contact, Inc. (a)                                 4,980          135,157
Conversant, Inc. (a)                                       9,152          313,456
Courier Corp.                                              2,399           29,556
Crown Media Holdings, Inc., Class A (a)                    9,805           31,376
CSS Industries, Inc.                                       1,461           35,429
CTN Media Group, Inc. (a)                                     50                -
Cumulus Media, Inc., Class A (a)                          18,856           75,990
DISH Network Corp., Class A (a)                           31,059        2,005,790
Dolby Laboratories, Inc., Class A (a)                      6,244          260,937
DreamWorks Animation SKG, Inc., Class A (a)               10,884          296,807
Emmis Communications Corp., Class A (a)                   10,615           22,398
Entercom Communications Corp., Class A (a)                 3,775           30,313
Entravision Communications Corp., Class A                 10,808           42,800
EW Scripps Co. (a)                                         5,048           82,333
FactSet Research Systems, Inc.                             5,687          691,141
Global Eagle Entertainment, Inc. (a)                       4,668           52,375
Graham Holdings Co., Class B                                 641          448,437
Gray Television, Inc. (a)                                  8,001           63,048
Groupon, Inc. (a)                                         59,764          399,223
Harte-Hanks, Inc.                                          6,749           42,991
IHS, Inc., Class A (a)                                     9,344        1,169,775
John Wiley & Sons, Inc., Class A                           6,562          368,194
Journal Communications, Inc., Class A (a)                  6,809           57,400
Lamar Advertising Co., Class A                            10,357          510,082
Liberty Global PLC (a)                                    76,869        3,152,782
Liberty Global PLC, Class A (a)                           31,450        1,337,883

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       14

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
MEDIA (CONCLUDED)
Liberty Interactive Corp., Series A (a)                   68,909      $ 1,965,285
Liberty Media Corp., Class A (a)                          14,534          685,714
Liberty Media Corp., Class C (a)                          29,341        1,378,734
Liberty Ventures, Series A (a)                            10,505          398,770
Lions Gate Entertainment Corp.                            11,776          388,255
Live Nation Entertainment, Inc. (a)                       21,903          526,110
Local Corp. (a)                                           13,417           26,834
Marchex, Inc., Class B                                     5,246           21,771
Martha Stewart Living Omnimedia, Class A (a)               6,396           23,026
The McClatchy Co., Class A (a)                            10,903           36,634
Media General, Inc., Class A (a)                           6,966           91,324
Meredith Corp.                                             5,493          235,100
Morningstar, Inc.                                          3,077          208,928
National CineMedia, Inc.                                  10,222          148,321
New Media Investment Group, Inc.                           1,715           28,520
The New York Times Co., Class A                           18,910          212,170
Nexstar Broadcasting Group, Inc., Class A                  4,695          189,772
Pandora Media, Inc. (a)                                   26,311          635,674
PDI, Inc. (a)                                              2,543            6,103
QuinStreet, Inc. (a)                                       7,427           30,822
RetailMeNot, Inc. (a)                                      5,282           85,357
Saga Communications, Inc., Class A                         1,186           39,826
Scholastic Corp.                                           3,799          122,784
Sinclair Broadcast Group, Inc., Class A                   10,956          285,842
Sirius XM Holdings, Inc. (a)                             389,956        1,360,946
Sizmek, Inc. (a)                                           4,901           37,934
Spanish Broadcasting System, Inc. (a)                      2,333            9,799
SPAR Group, Inc. (a)                                       3,165            4,842
Starz, Class A (a)                                        12,355          408,703
TechTarget, Inc. (a)                                       4,373           37,564
TheStreet, Inc.                                           13,786           30,881
Time, Inc. (a)                                            15,923          373,076
Tribune Publishing Co. (a)                                 2,998           60,500
Value Line, Inc.                                           1,830           29,225
WebMD Health Corp. (a)                                     7,311          305,673
XO Group, Inc. (a)                                         5,191           58,191
Yelp, Inc. (a)                                             9,028          616,161
                                                                     ------------
                                                                       26,235,056
---------------------------------------------------------------------------------
MINING - 0.5%
Allied Nevada Gold Corp. (a)(b)                           18,252           60,414
Alpha Natural Resources, Inc. (a)                         33,676           83,517
Arch Coal, Inc.                                           32,421           68,733
Cloud Peak Energy, Inc. (a)                                9,192          116,003
Coeur Mining, Inc. (a)                                    16,289           80,793
Compass Minerals International, Inc.                       4,861          409,685
General Moly, Inc. (a)                                    16,768           12,492
Golden Minerals Co. (a)(b)                                 9,302            5,953
Hecla Mining Co.                                          55,170          136,822
Molycorp, Inc. (a)(b)                                     32,220           38,342
Peabody Energy Corp.                                      39,522          489,282
Royal Gold, Inc.                                           9,743          632,710
Solitario Exploration & Royalty Corp. (a)                 15,315           18,378
Stillwater Mining Co. (a)                                 18,398          276,522
SunCoke Energy, Inc. (a)                                  10,679          239,744
Timberline Resources Corp. (a)                            15,011            1,171
U.S. Silica Holdings, Inc.                                 7,972          498,330
Walter Energy, Inc.                                       10,822           25,323
Westmoreland Coal Co. (a)                                  2,842          106,319
                                                                     ------------
                                                                        3,300,533
---------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS - 0.8%
Atlantic Tele-Network, Inc.                                1,546           83,329
Globalstar, Inc. (a)                                      32,480          118,877
Iridium Communications, Inc. (a)                          12,372          109,492
nTelos Holdings Corp.                                      3,146           33,473
ORBCOMM, Inc. (a)                                          8,002           46,012
SBA Communications Corp., Class A (a)                     19,147        2,123,402
Shenandoah Telecommunications Co.                          3,515           87,207
Spok Holdings, Inc.                                        3,856           50,167
Sprint Corp. (a)                                         115,777          734,026
T-Mobile U.S., Inc. (a)                                   38,648        1,115,768
Telephone & Data Systems, Inc.                            13,697          328,180
United States Cellular Corp. (a)                           1,525           54,107
                                                                     ------------
                                                                        4,884,040
---------------------------------------------------------------------------------
NONLIFE INSURANCE - 3.3%
Alleghany Corp. (a)                                        2,519        1,053,320
Allied World Assurance Co. Holdings AG                    14,200          523,128
Ambac Financial Group, Inc. (a)                            6,424          141,970
American Financial Group, Inc.                            10,489          607,208
American National Insurance Co.                              539           60,584
Amtrust Financial Services, Inc. (b)                       4,609          183,530
Arch Capital Group Ltd. (a)                               17,366          950,267
Argo Group International Holdings Ltd.                     3,886          195,505
Arthur J Gallagher & Co.                                  23,297        1,056,752
Aspen Insurance Holdings Ltd.                              9,578          409,651
Assured Guaranty Ltd.                                     24,148          535,120
Axis Capital Holdings Ltd.                                15,396          728,693
Baldwin & Lyons, Inc., Class B                             1,784           44,065
Brown & Brown, Inc.                                       17,572          564,940
CNA Financial Corp.                                        3,530          134,246
Donegal Group, Inc., Class A                               1,871           28,739
EMC Insurance Group, Inc.                                    901           26,021

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       15

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
NONLIFE INSURANCE (CONCLUDED)
Endurance Specialty Holdings Ltd.                          6,510      $   359,222
Enstar Group Ltd. (a)                                      1,419          193,438
Erie Indemnity Co., Class A                                3,698          280,345
Everest Re Group Ltd.                                      6,481        1,049,987
Federated National Holding Co.                             2,731           76,714
First Acceptance Corp. (a)                                 8,599           21,411
First American Financial Corp.                            15,711          426,082
Global Indemnity PLC (a)                                   1,973           49,779
Greenlight Capital Re Ltd. (a)                             4,911          159,165
The Hanover Insurance Group, Inc.                          6,420          394,316
HCC Insurance Holdings, Inc.                              14,899          719,473
Hilltop Holdings, Inc. (a)                                11,293          226,425
Horace Mann Educators Corp.                                6,108          174,139
Infinity Property & Casualty Corp.                         1,707          109,265
Kemper Corp.                                               7,376          251,890
Life Partners Holdings, Inc.                               4,344            8,688
Maiden Holdings Ltd.                                       8,194           90,790
Markel Corp. (a)                                           2,117        1,346,730
MBIA, Inc. (a)                                            21,893          200,978
Meadowbrook Insurance Group, Inc.                          7,057           41,283
Mercury General Corp.                                      3,553          173,422
Montpelier Re Holdings Ltd.                                6,509          202,365
National General Holdings Corp.                            6,931          117,065
National Interstate Corp.                                  2,185           60,961
The Navigators Group, Inc. (a)                             1,693          104,119
Old Republic International Corp.                          36,358          519,192
OneBeacon Insurance Group Ltd.                             2,550           39,295
PartnerRe Ltd.                                             6,881          756,153
Platinum Underwriters Holdings Ltd.                        4,148          252,489
ProAssurance Corp.                                         8,956          394,691
Reinsurance Group of America, Inc.                         9,829          787,598
RenaissanceRe Holdings Ltd.                                5,897          589,641
RLI Corp.                                                  5,342          231,255
Safety Insurance Group, Inc.                               2,120          114,289
Selective Insurance Group, Inc.                            8,290          183,541
State Auto Financial Corp.                                 2,450           50,249
Third Point Reinsurance Ltd. (a)                           3,733           54,315
United Fire Group, Inc.                                    3,306           91,808
Universal Insurance Holdings, Inc.                         5,132           66,357
Validus Holdings Ltd.                                     13,709          536,570
W.R. Berkley Corp.                                        15,262          729,524
White Mountains Insurance Group Ltd.                         817          514,767
Willis Group Holdings PLC                                 25,520        1,056,528
                                                                    -------------
                                                                       21,050,053
---------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 3.7%
Abraxas Petroleum Corp. (a)                               16,317           86,154
Adams Resources & Energy, Inc.                               460           20,373
Alon USA Energy, Inc.                                      3,887           55,817
Apco Oil and Gas International, Inc. (a)                   2,992           38,567
Approach Resources, Inc. (a)                               5,719           82,926
Athlon Energy, Inc. (a)                                    8,580          499,613
Barnwell Industries, Inc. (a)                              1,930            4,960
Bill Barrett Corp. (a)                                     7,950          175,218
Bonanza Creek Energy, Inc. (a)                             4,674          265,951
BPZ Resources, Inc. (a)                                   22,864           43,670
Callon Petroleum Co. (a)                                   7,999           70,471
Carrizo Oil & Gas, Inc. (a)                                6,520          350,906
Cheniere Energy, Inc. (a)                                 32,427        2,595,133
Clayton Williams Energy, Inc. (a)                            984           94,907
Cobalt International Energy, Inc. (a)                     44,584          606,342
Comstock Resources, Inc.                                   7,198          134,027
Concho Resources, Inc. (a)                                16,513        2,070,565
Contango Oil & Gas Co. (a)                                 2,387           79,344
Continental Resources, Inc. (a)                           12,661          841,703
CVR Energy, Inc.                                           2,530          113,167
Delek U.S. Holdings, Inc.                                  7,735          256,183
Diamondback Energy, Inc. (a)                               7,754          579,844
Eclipse Resources Corp. (a)                                4,425           73,544
Emerald Oil, Inc. (a)(b)                                  10,123           62,256
Endeavour International Corp. (a)                         12,052            3,604
Energen Corp.                                             10,795          779,831
Energy XXI Bermuda Ltd.                                   14,483          164,382
EP Energy Corp., Class A (a)                               3,312           57,894
Era Group, Inc. (a)                                        3,179           69,143
Escalera Resources Co. (a)                                 6,258           11,890
Evolution Petroleum Corp.                                  5,834           53,556
EXCO Resources, Inc.                                      28,887           96,483
Forest Oil Corp. (a)                                      23,888           27,949
FX Energy, Inc. (a)                                       13,494           41,022
Gastar Exploration, Inc. (a)                              10,078           59,158
Goodrich Petroleum Corp. (a)(b)                            5,844           86,608
Gulfport Energy Corp. (a)                                 12,833          685,282
Halcon Resources Corp. (a)(b)                             39,882          157,933
Harvest Natural Resources, Inc. (a)                        7,655           28,094
HollyFrontier Corp.                                       29,760        1,299,917
Houston American Energy Corp. (a)                          5,104            1,557
Isramco, Inc. (a)(b)                                         353           43,122
Kodiak Oil & Gas Corp. (a)                                40,176          545,188
Kosmos Energy Ltd. (a)                                    16,595          165,286
Laredo Petroleum, Inc. (a)                                10,891          244,067
Magellan Petroleum Corp. (a)                              18,301           38,981
Magnum Hunter Resources Corp. (a)                         26,868          149,655
Matador Resources Co. (a)                                  9,966          257,621
Memorial Resource Development Corp. (a)                    6,165          167,133
Midstates Petroleum Co., Inc. (a)                          5,262           26,573
Miller Energy Resources, Inc. (a)(b)                       7,135           31,394
Northern Oil and Gas, Inc. (a)                             9,819          139,626
Oasis Petroleum, Inc. (a)                                 14,918          623,722

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       16

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONCLUDED)
Pacific Ethanol, Inc. (a)                                  3,564     $     49,753
Panhandle Oil and Gas, Inc.                                1,353           80,774
Parsley Energy, Inc., Class A (a)                          7,203          153,640
PBF Energy, Inc.                                          12,709          305,016
PDC Energy, Inc. (a)                                       5,632          283,233
Penn Virginia Corp. (a)                                    9,388          119,321
PetroQuest Energy, Inc. (a)                               11,732           65,934
Pioneer Energy Services Corp. (a)                         10,165          142,513
PostRock Energy Corp. (a)                                  4,012            4,654
Quicksilver Resources, Inc. (a)                           27,437           16,539
Resolute Energy Corp. (a)                                 11,641           72,989
Rex Energy Corp. (a)                                       7,757           98,281
Ring Energy, Inc. (a)                                      2,314           34,108
Rosetta Resources, Inc. (a)                                9,456          421,359
RSP Permian, Inc. (a)                                      3,991          102,010
Sanchez Energy Corp. (a)                                   7,713          202,543
SandRidge Energy, Inc. (a)(b)                             56,754          243,475
SemGroup Corp., Class A                                    6,691          557,160
SM Energy Co.                                             10,049          783,822
Stone Energy Corp. (a)                                     8,175          256,368
Swift Energy Co. (a)                                       6,841           65,674
Syntroleum Corp. (a)                                       2,214            1,970
Targa Resources Corp.                                      4,457          606,910
Triangle Petroleum Corp. (a)                              10,105          111,256
Ultra Petroleum Corp. (a)(b)                              23,153          538,539
Vaalco Energy, Inc. (a)                                    9,110           77,435
W&T Offshore, Inc.                                         5,629           61,919
Warren Resources, Inc. (a)                                13,542           71,773
Western Refining, Inc.                                    10,008          420,236
Whiting Petroleum Corp. (a)                               17,490        1,356,350
WPX Energy, Inc. (a)                                      30,349          730,197
ZaZa Energy Corp. (a)                                          1                4
Zion Oil & Gas, Inc. (a)(b)                               12,444           21,404
                                                                     ------------
                                                                       23,315,471
---------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 2.6%
Atwood Oceanics, Inc. (a)                                  8,724          381,152
Basic Energy Services, Inc. (a)                            5,297          114,892
Bolt Technology Corp.                                      2,248           49,321
Bristow Group, Inc.                                        5,153          346,282
C&J Energy Services, Inc. (a)                              7,389          225,734
Cal Dive International, Inc. (a)(b)                       19,235           18,658
CARBO Ceramics, Inc.                                       2,969          175,854
Chart Industries, Inc. (a)                                 4,551          278,203
Civeo Corp.                                               16,120          187,153
Core Laboratories NV                                       6,458          945,128
Dakota Plains Holdings, Inc. (a)                           7,861           18,866
Dawson Geophysical Co.                                     1,311           23,834
DHT Holdings, Inc.                                         9,761           60,128
Dresser-Rand Group, Inc. (a)                              11,487          944,921
Dril-Quip, Inc. (a)                                        5,938          530,857
Exterran Holdings, Inc.                                    9,039          400,518
Flotek Industries, Inc. (a)                                7,402          192,970
Forum Energy Technologies, Inc. (a)                        9,191          281,336
Frank's International NV                                   1,985           37,119
Geospace Technologies Corp. (a)                            2,032           71,425
Glori Energy, Inc. (a)(b)                                  3,868           30,557
Gulf Island Fabrication, Inc.                              1,934           33,265
Gulfmark Offshore, Inc., Class A                           3,659          114,710
Helix Energy Solutions Group, Inc. (a)                    14,959          329,995
Hercules Offshore, Inc. (a)                               24,567           54,047
Hornbeck Offshore Services, Inc. (a)                       5,026          164,501
ION Geophysical Corp. (a)                                 21,270           59,343
Key Energy Services, Inc. (a)                             19,538           94,564
Matrix Service Co. (a)                                     4,402          106,176
McDermott International, Inc. (a)                         35,472          202,900
Mitcham Industries, Inc. (a)                               2,357           26,045
MRC Global, Inc. (a)                                      15,474          360,854
Natural Gas Services Group, Inc. (a)                       2,416           58,153
Newpark Resources, Inc. (a)                               13,319          165,688
NOW, Inc. (a)                                             15,925          484,279
Oceaneering International, Inc.                           15,745        1,026,102
OGE Energy Corp.                                          29,151        1,081,794
Oil States International, Inc. (a)                         8,270          511,913
Par Petroleum Corp. (a)                                    1,387           23,371
Paragon Offshore PLC (a)(b)                               12,673           77,939
Parker Drilling Co. (a)                                   19,733           97,481
Patterson-UTI Energy, Inc.                                21,247          691,165
PHI, Inc. (a)                                              2,122           87,320
Rowan Cos. PLC, Class A                                   18,357          464,616
RPC, Inc.                                                  9,161          201,176
SEACOR Holdings, Inc. (a)                                  2,751          205,775
Seventy Seven Energy, Inc. (a)                             5,432          128,956
Superior Energy Services, Inc.                            23,094          759,100
Tesco Corp.                                                4,864           96,550
TETRA Technologies, Inc. (a)                              12,273          132,794
Tidewater, Inc.                                            7,273          283,865
Unit Corp. (a)                                             6,614          387,911
Weatherford International PLC (a)                        112,754        2,345,283
Willbros Group, Inc. (a)                                   6,727           56,036
                                                                     ------------
                                                                       16,228,575
---------------------------------------------------------------------------------
PERSONAL GOODS - 1.2%
American Apparel, Inc. (a)(b)                             13,016           10,673
Carter's, Inc.                                             7,900          612,408
Cherokee, Inc.                                             2,419           44,050
Columbia Sportswear Co.                                    3,550          127,019
Coty, Inc., Class A                                        8,205          135,793
Crocs, Inc. (a)                                           13,571          170,723
Culp, Inc.                                                 1,628           29,548
Deckers Outdoor Corp. (a)                                  5,161          501,546
Elizabeth Arden, Inc. (a)                                  3,743           62,658

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       17

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
PERSONAL GOODS (CONCLUDED)
G-III Apparel Group Ltd. (a)                               2,558     $    211,956
Hanesbrands, Inc.                                         14,525        1,560,566
Helen of Troy Ltd. (a)                                     4,225          221,897
Iconix Brand Group, Inc. (a)                               7,394          273,134
Inter Parfums, Inc.                                        2,513           69,107
Kate Spade & Co. (a)                                      18,772          492,390
Lakeland Industries, Inc. (a)                              2,662           18,501
Lululemon Athletica, Inc. (a)                             15,563          653,802
Movado Group, Inc.                                         2,713           89,692
Nu Skin Enterprises, Inc., Class A                         8,879          399,821
Orchids Paper Products Co.                                 1,530           37,577
Oxford Industries, Inc.                                    2,293          139,850
Perry Ellis International, Inc. (a)                        2,072           42,165
Quiksilver, Inc. (a)                                      20,298           34,913
Revlon, Inc., Class A (a)                                  2,114           66,993
Rocky Brands, Inc.                                         1,306           18,401
Sequential Brands Group, Inc. (a)                          2,434           30,425
Skechers U.S.A., Inc., Class A (a)                         6,023          321,086
Steven Madden Ltd. (a)                                     8,756          282,206
Tumi Holdings, Inc. (a)                                    7,379          150,163
Unifi, Inc. (a)                                            2,706           70,085
Vera Bradley, Inc. (a)                                     3,446           71,263
Vince Holding Corp. (a)                                    1,692           51,200
Weyco Group, Inc.                                            882           22,147
Wolverine World Wide, Inc.                                15,103          378,481
                                                                     ------------
                                                                        7,402,239
---------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 5.6%
ACADIA Pharmaceuticals, Inc. (a)                          12,065          298,729
Accelerate Diagnostics, Inc. (a)(b)                        2,479           53,249
Achillion Pharmaceuticals, Inc. (a)                       14,369          143,403
Acorda Therapeutics, Inc. (a)                              6,656          225,505
Acura Pharmaceuticals, Inc. (a)                           11,590            9,087
Aegerion Pharmaceuticals, Inc. (a)                         4,247          141,765
Aerie Pharmaceuticals, Inc. (a)                            1,998           41,339
Affymetrix, Inc. (a)                                      12,654          100,979
Agenus, Inc. (a)                                          13,328           41,450
Agios Pharmaceuticals, Inc. (a)                              686           42,086
Akorn, Inc. (a)                                           10,916          395,923
Albany Molecular Research, Inc. (a)                        4,097           90,421
Alkermes PLC (a)                                          21,500          921,705
Alnylam Pharmaceuticals, Inc. (a)                          9,732          760,069
AMAG Pharmaceuticals, Inc. (a)                             3,886          124,002
Amicus Therapeutics, Inc. (a)                              9,160           54,502
Ampio Pharmaceuticals, Inc. (a)                            8,902           31,424
Anacor Pharmaceuticals, Inc. (a)                           5,912          144,667
ANI Pharmaceuticals, Inc. (a)                              1,809           51,158
Apricus Biosciences, Inc. (a)                             16,528           24,957
Aratana Therapeutics, Inc. (a)                             2,798           28,092
Arena Pharmaceuticals, Inc. (a)                           36,143          151,439
Ariad Pharmaceuticals, Inc. (a)                           30,529          164,857
Arqule, Inc. (a)                                          20,616           23,090
Array BioPharma, Inc. (a)                                 21,612           77,155
Arrowhead Research Corp. (a)                               6,836          100,968
Auspex Pharmaceuticals, Inc. (a)                           1,588           40,764
Auxilium Pharmaceuticals, Inc. (a)                         7,713          230,233
Avanir Pharmaceuticals, Inc. (a)                          26,703          318,300
BioCryst Pharmaceuticals, Inc. (a)                        10,728          104,920
BioDelivery Sciences International, Inc. (a)               7,090          121,168
BioMarin Pharmaceutical, Inc. (a)                         21,733        1,568,253
Biota Pharmaceuticals, Inc. (a)                            9,894           24,438
Biotime, Inc. (a)(b)                                      11,313           35,523
Bluebird Bio, Inc. (a)                                     2,803          100,572
CASI Pharmaceuticals, Inc. (a)                             7,740           13,855
Catalent, Inc. (a)                                         6,148          153,884
Cel-Sci Corp. (a)                                         14,672           13,376
Celldex Therapeutics, Inc. (a)                            14,024          181,751
Cerus Corp. (a)                                           14,468           58,017
Charles River Laboratories International, Inc. (a)         7,090          423,557
Chimerix, Inc. (a)                                         3,918          108,215
Cleveland Biolabs, Inc. (a)                               20,827            9,560
Clovis Oncology, Inc. (a)                                  4,623          209,699
Columbia Laboratories, Inc. (a)                            4,676           27,542
Corcept Therapeutics, Inc. (a)                            16,222           43,475
CTI BioPharma Corp. (a)                                   30,486           73,776
Cubist Pharmaceuticals, Inc. (a)                          11,347          752,760
Cumberland Pharmaceuticals, Inc. (a)                       4,500           22,230
Curis, Inc. (a)                                           24,444           34,466
Cytokinetics, Inc. (a)                                     8,226           28,955
Cytori Therapeutics, Inc. (a)(b)                          19,551           13,216
CytRx Corp. (a)(b)                                         9,758           24,785
Dendreon Corp. (a)(b)                                     32,515           46,822
Depomed, Inc. (a)                                          9,510          144,457
Discovery Laboratories, Inc. (a)                          22,340           41,106
Durect Corp. (a)                                          26,685           39,227
Dyax Corp. (a)                                            21,548          218,066
Dynavax Technologies Corp. (a)                            52,460           75,018
Emergent Biosolutions, Inc. (a)                            4,834          103,012
Enanta Pharmaceuticals, Inc. (a)                           1,103           43,646
Endo International PLC (a)                                21,903        1,496,851
Endocyte, Inc. (a)                                         6,241           37,945
Enzo Biochem, Inc. (a)                                     8,028           41,344
Epizyme, Inc. (a)                                          1,203           32,613
Exact Sciences Corp. (a)(b)                               12,831          248,665
Exelixis, Inc. (a)(b)                                     33,152           50,723
Foundation Medicine, Inc. (a)                              2,210           41,902
Galena Biopharma, Inc. (a)                                24,162           49,774
Galmed Pharmaceuticals Ltd. (a)                              953            8,196
Genomic Health, Inc. (a)                                   3,312           93,763
GenVec, Inc. (a)                                           8,267           17,195
Geron Corp. (a)                                           26,914           53,828
GTx, Inc. (a)(b)                                          17,845           13,161
Halozyme Therapeutics, Inc. (a)                           17,125          155,837

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       18

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Harvard Bioscience, Inc. (a)                               8,239     $     33,697
Hemispherx Biopharma, Inc. (a)                             9,683            3,107
Horizon Pharma PLC (a)                                     9,385          115,248
Hyperion Therapeutics, Inc. (a)                            1,275           32,155
Idera Pharmaceuticals, Inc. (a)(b)                        15,573           35,662
Illumina, Inc. (a)                                        19,971        3,273,646
Immunogen, Inc. (a)                                       14,079          149,097
Immunomedics, Inc. (a)                                    18,403           68,459
Impax Laboratories, Inc. (a)                              10,258          243,217
Incyte Corp. Ltd. (a)                                     22,806        1,118,634
Infinity Pharmaceuticals, Inc. (a)                         7,375           98,972
Inovio Pharmaceuticals, Inc. (a)(b)                        9,511           93,683
Insmed, Inc. (a)                                           6,623           86,430
Insys Therapeutics, Inc. (a)                                 989           38,353
Intercept Pharmaceuticals, Inc. (a)                        1,827          432,433
Intrexon Corp. (a)                                         3,921           72,852
Ironwood Pharmaceuticals, Inc. (a)                        19,090          247,311
Isis Pharmaceuticals, Inc. (a)                            17,384          675,021
Jazz Pharmaceuticals PLC (a)                               8,478        1,361,228
Karyopharm Therapeutics, Inc. (a)                          1,473           51,467
Keryx Biopharmaceuticals, Inc. (a)(b)                     14,309          196,749
Kite Pharma, Inc. (a)                                      1,072           30,552
KYTHERA Biopharmaceuticals, Inc. (a)                       2,175           71,253
Lannett Co., Inc. (a)                                      4,175          190,714
Lexicon Pharmaceuticals, Inc. (a)                         43,307           61,063
Ligand Pharmaceuticals, Inc., Class B (a)                  3,033          142,521
Luminex Corp. (a)                                          6,305          122,947
MannKind Corp. (a)(b)                                     37,112          219,332
The Medicines Co. (a)                                     10,340          230,789
Medivation, Inc. (a)                                      11,370        1,124,152
Merrimack Pharmaceuticals, Inc. (a)                       12,795          112,340
MiMedx Group, Inc. (a)                                    11,046           78,758
Momenta Pharmaceuticals, Inc. (a)                          8,706           98,726
Myriad Genetics, Inc. (a)(b)                              10,997          424,154
Nanosphere, Inc. (a)                                      18,468           10,527
Nektar Therapeutics (a)                                   20,082          242,390
Neuralstem, Inc. (a)(b)                                   17,361           56,944
Neurocrine Biosciences, Inc. (a)                          11,389          178,466
NewLink Genetics Corp. (a)                                 2,497           53,486
Northwest Biotherapeutics, Inc. (a)                        5,743           28,887
Novavax, Inc. (a)                                         38,640          161,129
NPS Pharmaceuticals, Inc. (a)                             14,842          385,892
Omeros Corp. (a)(b)                                        4,028           51,236
Oncothyreon, Inc. (a)                                     17,944           34,452
Ophthotech Corp. (a)                                       1,149           44,731
Opko Health, Inc. (a)(b)                                  35,588          302,854
Orexigen Therapeutics, Inc. (a)(b)                        18,080           77,021
Organovo Holdings, Inc. (a)(b)                             9,316           59,343
Osiris Therapeutics, Inc. (a)                              3,311           41,685
Otonomy, Inc. (a)                                          1,582           37,968
Pacific Biosciences of California, Inc. (a)               10,142           49,797
Pacira Pharmaceuticals, Inc. (a)                           5,453          528,505
Pain Therapeutics, Inc. (a)                                8,736           34,158
Palatin Technologies, Inc. (a)                            16,279           15,139
PDL BioPharma, Inc.                                       24,747          184,860
Peregrine Pharmaceuticals, Inc. (a)(b)                    36,863           50,134
Pernix Therapeutics Holdings (a)                           4,089           31,403
Pfenex, Inc. (a)                                           1,203            8,854
Pharmacyclics, Inc. (a)                                    8,998        1,056,635
Portola Pharmaceuticals, Inc. (a)                          4,721          119,347
Pozen, Inc. (a)                                            5,597           41,082
Prestige Brands Holdings, Inc. (a)                         8,441          273,235
Progenics Pharmaceuticals, Inc. (a)                       13,403           69,562
Prothena Corp. PLC (a)                                     3,641           80,685
PTC Therapeutics, Inc. (a)                                 2,182           96,030
Puma Biotechnology, Inc. (a)                               2,972          709,030
Quintiles Transnational Holdings, Inc. (a)                 8,594          479,373
Raptor Pharmaceutical Corp. (a)(b)                        11,056          106,027
Receptos, Inc. (a)                                         2,823          175,336
Relypsa, Inc. (a)                                          1,263           26,637
Repligen Corp. (a)                                         5,025          100,048
Repros Therapeutics, Inc. (a)                              4,528           44,827
Retrophin, Inc. (a)                                        2,968           26,771
Revance Therapeutics, Inc. (a)                             1,448           27,990
Rexahn Pharmaceuticals, Inc. (a)                          36,171           29,298
Rigel Pharmaceuticals, Inc. (a)                           16,778           32,549
Sage Therapeutics, Inc. (a)                                  726           22,869
Sagent Pharmaceuticals, Inc. (a)                           3,816          118,678
Salix Pharmaceuticals Ltd. (a)                             9,415        1,471,000
Sangamo Biosciences, Inc. (a)                             11,016          118,808
Sarepta Therapeutics, Inc. (a)                             6,277          132,445
Sciclone Pharmaceuticals, Inc. (a)                         8,719           60,074
Seattle Genetics, Inc. (a)                                14,971          556,622
Sequenom, Inc. (a)(b)                                     22,329           66,317
Spectrum Pharmaceuticals, Inc. (a)                        11,101           90,362
StemCells, Inc. (a)                                       19,530           24,608
Sucampo Pharmaceuticals, Inc., Class A (a)                 4,619           30,023
Sunesis Pharmaceuticals, Inc. (a)                          5,806           41,455
Synageva BioPharma Corp. (a)                               3,388          233,027
Synergy Pharmaceuticals, Inc. (a)(b)                      10,996           30,624

Synta Pharmaceuticals Corp. (a)                           15,752           47,413
Techne Corp.                                               5,373          502,644
Tetraphase Pharmaceuticals, Inc. (a)                       2,067           41,237
TG Therapeutics, Inc. (a)                                  3,928           41,912
TherapeuticsMD, Inc. (a)                                  14,814           68,737
Theravance Biopharma, Inc. (a)(b)                          3,971           91,531

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       19

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONCLUDED)
Theravance, Inc.                                          12,511     $    213,813
Threshold Pharmaceuticals, Inc. (a)                       12,218           44,107
Transcept Pharmaceuticals, Inc.                           16,237           32,880
Trubion Pharmaceuticals, Inc.                              3,113                -
Ultragenyx Pharmaceutical, Inc. (a)                        3,425          193,855
United Therapeutics Corp. (a)                              6,963          895,790
Vanda Pharmaceuticals, Inc. (a)                            6,032           62,612
Vical, Inc. (a)                                           29,769           33,341
Vivus, Inc. (a)(b)                                        17,507           67,577
XenoPort, Inc. (a)                                        11,650           62,677
XOMA Corp. (a)                                            14,458           60,868
ZIOPHARM Oncology, Inc. (a)                               21,202           55,973
ZS Pharma, Inc. (a)                                          860           33,738
                                                                     ------------
                                                                       35,079,124
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES - 1.0%
Alexander & Baldwin, Inc.                                  6,845          246,215
Altisource Portfolio Solutions SA (a)                      2,522          254,218
American Realty Investors, Inc. (a)                        1,631            8,742
AV Homes, Inc. (a)                                         2,544           37,270
BBX Capital Corp. (a)                                      1,716           29,910
CareTrust REIT, Inc. (a)                                   4,763           68,111
Columbia Property Trust, Inc.                             19,040          454,485
Consolidated-Tomoka Land Co.                               1,260           61,828
Forest City Enterprises, Inc., Class A (a)                24,288          475,073
Forestar Group, Inc. (a)                                   5,654          100,189
Gaming and Leisure Properties, Inc.                       14,362          443,786
HFF, Inc., Class A                                         5,216          151,003
The Howard Hughes Corp. (a)                                4,827          724,050
Jones Lang LaSalle, Inc.                                   6,765          854,690
Kennedy-Wilson Holdings, Inc.                             10,998          263,512
Maui Land & Pineapple Co., Inc. (a)                        5,106           29,104
Move, Inc. (a)                                             7,092          148,648
Nationstar Mortgage Holdings, Inc. (a)                     3,601          123,298
Realogy Holdings Corp. (a)                                22,146          823,831
Reis, Inc.                                                 1,837           43,335
The St. Joe Co. (a)                                       13,438          267,819
Tejon Ranch Co. (a)                                        2,659           74,558
Transcontinental Realty Investors, Inc. (a)                  393            3,930
Trulia, Inc. (a)                                           5,276          257,997
Zillow, Inc. Class A (a)                                   3,855          447,142
                                                                     ------------
                                                                        6,392,744
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.5%
Acadia Realty Trust                                        8,458          233,272
Agree Realty Corp.                                         3,375           92,407
Alexander's, Inc.                                            344          128,625
Alexandria Real Estate Equities, Inc.                     10,646          785,142
Altisource Residential Corp.                               9,073          217,752
American Assets Trust, Inc.                                5,207          171,675
American Campus Communities, Inc.                         15,864          578,243
American Capital Agency Corp.                             54,204        1,151,835
American Capital Mortgage Investment Corp.                 9,236          173,822
American Homes 4 Rent, Class A                            20,595          347,850
American Realty Capital Properties, Inc.                 141,081        1,701,437
Annaly Capital Management, Inc.                          138,586        1,480,098
Anworth Mortgage Asset Corp.                              19,542           93,606
Apollo Commercial Real Estate Finance, Inc.                8,159          128,178
Apollo Residential Mortgage, Inc.                          5,765           88,954
Arbor Realty Trust, Inc.                                   9,585           64,603
Arlington Asset Investment Corp.                           1,883           47,847
ARMOUR Residential REIT, Inc.                             59,489          229,033
Ashford Hospitality Prime, Inc.                            3,025           46,071
Ashford Hospitality Trust, Inc.                           12,545          128,210
Associated Estates Realty Corp.                           10,239          179,285
Aviv REIT, Inc.                                            4,511          118,865
BioMed Realty Trust, Inc.                                 29,081          587,436
Blackstone Mortgage Trust, Inc., Class A                   7,489          202,952
Brandywine Realty Trust                                   23,241          327,001
Brixmor Property Group, Inc.                               4,767          106,113
BRT Realty Trust (a)                                       3,601           27,008
Camden Property Trust                                     12,650          866,904
Campus Crest Communities, Inc.                            10,740           68,736
Capstead Mortgage Corp.                                   13,114          160,515
CBL & Associates Properties, Inc.                         25,753          460,979
Cedar Realty Trust, Inc.                                  12,109           71,443
Chambers Street Properties                                36,585          275,485
Chatham Lodging Trust                                      5,995          138,365
Chesapeake Lodging Trust                                   8,583          250,194
Chimera Investment Corp.                                 167,487          509,160
CIM Commercial Trust Corp.                                 2,227           49,172
Colony Financial, Inc.                                    14,537          325,338
Coresite Realty Corp.                                      3,504          115,176
Corporate Office Properties Trust                         13,407          344,828
Cousins Properties, Inc.                                  27,054          323,295
CubeSmart                                                 19,811          356,202
CyrusOne, Inc.                                             3,296           79,236
CYS Investments, Inc.                                     27,099          223,296
DCT Industrial Trust, Inc.                                47,705          358,265
DDR Corp.                                                 43,400          726,082
DiamondRock Hospitality Co.                               28,241          358,096
Digital Realty Trust, Inc.                                20,186        1,259,203
Douglas Emmett, Inc.                                      20,008          513,605
Duke Realty Corp.                                         49,363          848,056
DuPont Fabros Technology, Inc.                            10,020          270,941
EastGroup Properties, Inc.                                 4,779          289,560

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       20

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Education Realty Trust, Inc.                              17,065     $    175,428
Empire State Realty Trust, Inc.,
    Class A                                               14,404          216,348
EPR Properties                                             8,521          431,844
Equity Commonwealth                                       16,555          425,629
Equity Lifestyle Properties, Inc.                         12,725          539,031
Equity One, Inc.                                           8,953          193,653
Excel Trust, Inc.                                         11,118          130,859
Extra Space Storage, Inc.                                 16,748          863,694
Federal Realty Investment Trust                            9,967        1,180,691
FelCor Lodging Trust, Inc.                                19,363          181,238
First Industrial Realty Trust, Inc.                       15,801          267,195
First Potomac Realty Trust                                10,450          122,787
Franklin Street Properties Corp.                          14,004          157,125
Geo Group, Inc.                                           10,503          401,425
Getty Realty Corp.                                         4,945           84,065
Gladstone Commercial Corp.                                 6,637          112,763
Glimcher Realty Trust                                     23,212          314,290
Government Properties Income Trust                         8,160          178,786
Gramercy Property Trust, Inc.                             16,896           97,321
Hatteras Financial Corp.                                  14,923          268,017
Healthcare Realty Trust, Inc.                             14,365          340,163
Healthcare Trust of America, Inc., Class A                25,818          299,489
Hersha Hospitality Trust                                  30,134          191,954
Highwoods Properties, Inc.                                13,243          515,153
Home Properties, Inc.                                      8,866          516,356
Hospitality Properties Trust                              22,405          601,574
Hudson Pacific Properties, Inc.                            9,641          237,747
Inland Real Estate Corp.                                  13,981          138,552
Invesco Mortgage Capital, Inc.                            19,909          312,969
Investors Real Estate Trust                               18,496          142,419
iStar Financial, Inc. (a)                                 11,282          152,307
Kilroy Realty Corp.                                       12,656          752,273
Kite Realty Group Trust                                    6,550          158,772
LaSalle Hotel Properties                                  15,451          529,042
Lexington Realty Trust                                    29,464          288,453
Liberty Property Trust                                    21,892          728,128
LTC Properties, Inc.                                       5,603          206,695
Mack-Cali Realty Corp.                                    12,852          245,602
Medical Properties Trust, Inc.                            26,239          321,690
MFA Financial, Inc.                                       52,191          406,046
Mid-America Apartment Communities, Inc.                   11,511          755,697
Monmouth Real Estate Investment Corp., Class A            11,645          117,847
National Health Investors, Inc.                            4,453          254,444
National Retail Properties, Inc.                          18,515          640,064
New Residential Investment Corp.                          14,544           84,792
New York Mortgage Trust, Inc.                             18,994          137,327
New York REIT, Inc.                                       14,531          149,379
Newcastle Investment Corp.                                19,049          241,541
NorthStar Realty Finance Corp.                            29,472          520,770
Omega Healthcare Investors, Inc.                          19,201          656,482
One Liberty Properties, Inc.                               3,179           64,311
Parkway Properties, Inc.                                  11,089          208,251
Pebblebrook Hotel Trust                                    9,764          364,588
Pennsylvania Real Estate Investment Trust                 10,676          212,879
PennyMac Mortgage Investment Trust (c)                    10,450          223,943
Piedmont Office Realty Trust, Inc., Class A               23,343          411,771
Post Properties, Inc.                                      8,052          413,390
Potlatch Corp.                                             6,073          244,195
PS Business Parks, Inc.                                    2,968          225,984
RAIT Financial Trust                                       9,876           73,379
Ramco-Gershenson Properties Trust                         11,192          181,870
Rayonier, Inc.                                            18,813          585,837
Realty Income Corp.                                       32,933        1,343,337
Redwood Trust, Inc.                                       12,734          211,130
Regency Centers Corp.                                     13,766          741,024
Resource Capital Corp.                                    24,290          118,292
Retail Opportunity Investments Corp.                      13,711          201,552
Retail Properties of America, Inc., Class A               26,354          385,559
RLJ Lodging Trust                                         17,926          510,353
Rouse Properties, Inc.                                     5,638           91,166
Sabra Health Care REIT, Inc.                               7,937          193,028
Saul Centers, Inc.                                         2,852          133,302
Senior Housing Properties Trust                           30,472          637,474
Silver Bay Realty Trust Corp.                              6,204          100,567
SL Green Realty Corp.                                     14,068        1,425,370
Sovran Self Storage, Inc.                                  4,831          359,233
Spirit Realty Capital, Inc.                               56,368          618,357
STAG Industrial, Inc.                                      9,468          196,082
Starwood Property Trust, Inc.                             34,796          764,120
Starwood Waypoint Residential Trust                        6,388          166,152
Strategic Hotels & Resorts, Inc. (a)                      37,440          436,176
Summit Hotel Properties, Inc.                              7,025           75,729
Sun Communities, Inc.                                      6,054          305,727
Sunstone Hotel Investors, Inc.                            27,919          385,841
Supertel Hospitality, Inc. (a)                               985            2,197
Tanger Factory Outlet Centers                             15,165          496,199
Taubman Centers, Inc.                                      9,446          689,558
Terreno Realty Corp.                                       6,723          126,594
Two Harbors Investment Corp.                              56,276          544,189
UDR, Inc.                                                 37,716        1,027,761
UMH Properties, Inc.                                       9,986           94,867
United Development Funding IV                              4,691           92,976
Universal Health Realty Income Trust                       1,725           71,898

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       21

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONCLUDED)
Urstadt Biddle Properties, Inc., Class A                   3,630     $     73,689
Walter Investment Management Corp. (a)                     5,793          127,156
Washington Prime Group, Inc.                              23,415          409,294
Washington Real Estate Investment Trust                    9,975          253,165
Weingarten Realty Investors                               16,823          529,924
Western Asset Mortgage Capital Corp.                       2,124           31,393
Winthrop Realty Trust                                      8,263          124,523
WP Carey, Inc.                                            10,371          661,359
                                                                     ------------
                                                                       53,632,079
---------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES - 6.7%
ACI Worldwide, Inc. (a)                                   17,414          326,687
Actua Corp. (a)                                            6,786          108,712
Actuate Corp. (a)                                          8,413           32,811
Advent Software, Inc.                                      6,440          203,246
Allscripts Healthcare Solutions, Inc. (a)                 24,263          325,488
American Software, Inc., Class A                           5,062           44,647
Angie's List, Inc. (a)                                     7,923           50,470
ANSYS, Inc. (a)                                           13,494        1,021,091
AOL, Inc. (a)                                             11,673          524,701
Arista Networks, Inc. (a)                                    749           66,159
Aspen Technology, Inc. (a)                                13,570          511,860
athenahealth, Inc. (a)                                     5,643          743,127
Authentidate Holding Corp. (a)                            13,517            9,192
Blackbaud, Inc.                                            6,868          269,844
Blucora, Inc. (a)                                          6,927          105,567
Bottomline Technologies, Inc. (a)                          6,036          166,533
BroadSoft, Inc. (a)                                        4,796          100,908
CACI International, Inc., Class A (a)                      3,395          241,962
Cadence Design Systems, Inc. (a)                          43,119          742,078
Calix, Inc. (a)                                            6,241           59,726
Callidus Software, Inc. (a)                                7,727           92,879
CDW Corp.                                                 12,980          403,029
ChannelAdvisor Corp. (a)                                   2,829           46,396
Ciber, Inc. (a)                                           11,476           39,363
Cogent Communications Group, Inc.                          6,888          231,506
CommVault Systems, Inc. (a)                                6,399          322,510
Computer Programs & Systems, Inc.                          1,810          104,057
Computer Task Group, Inc.                                  2,432           26,995
Compuware Corp.                                           32,902          349,090
Comverse, Inc. (a)                                         3,640           81,281
Concur Technologies, Inc. (a)                              7,147          906,383
Cornerstone OnDemand, Inc. (a)                             7,517          258,660
Crexendo, Inc. (a)                                         3,732           10,263
CSG Systems International, Inc.                            5,270          138,496
Cvent, Inc. (a)                                            2,021           51,273
Datalink Corp. (a)                                         3,557           37,811
DealerTrack Holdings, Inc. (a)                             6,632          287,895
Demandware, Inc. (a)                                       4,556          231,992
DeVry Education Group, Inc.                                8,225          352,112
Digimarc Corp.                                             1,650           34,171
Digital River, Inc. (a)                                    5,923           86,002
DST Systems, Inc.                                          4,398          369,080
Ebix, Inc.                                                 5,114           72,517
Ellie Mae, Inc. (a)                                        3,164          103,146
Endurance International Group Holdings, Inc. (a)           3,270           53,203
Envestnet, Inc. (a)                                        4,798          215,910
EPAM Systems, Inc. (a)                                     2,549          111,621
EPIQ Systems, Inc.                                         4,838           84,955
Equinix, Inc. (a)                                          7,421        1,576,814
Evolving Systems, Inc.                                     2,275           20,839
Fair Isaac Corp.                                           4,811          265,086
FalconStor Software, Inc. (a)                             16,584           19,072
FireEye, Inc. (a)                                          5,004          152,922
Forrester Research, Inc.                                   1,834           67,601
Fortinet, Inc. (a)                                        20,649          521,697
Gartner, Inc. (a)                                         13,090          961,722
Gigamon, Inc. (a)                                          2,926           30,635
Gogo, Inc. (a)(b)                                          7,218          121,695
GSE Systems, Inc. (a)                                      4,471            6,975
Guidance Software, Inc. (a)                                4,351           29,282
Guidewire Software, Inc. (a)                              10,363          459,495
The Hackett Group, Inc.                                    5,104           30,420
IAC/InterActiveCorp                                       11,345          747,635
iGATE Corp. (a)                                            4,787          175,779
Immersion Corp. (a)                                        5,196           44,582
IMS Health Holdings, Inc. (a)                              7,784          203,863
Infoblox, Inc. (a)                                         7,904          116,584
Informatica Corp. (a)                                     16,399          561,502
Innodata, Inc. (a)                                         5,402           16,476
Interactive Intelligence Group, Inc. (a)                   2,629          109,892
Internap Network Services Corp. (a)                        9,928           68,503
Internet Patents Corp. (a)                                 1,714            5,279
IntraLinks Holdings, Inc. (a)                              7,451           60,353
j2 Global, Inc.                                            6,861          338,659
The KEYW Holding Corp. (a)(b)                              4,780           52,915
Leidos Holdings, Inc.                                      9,070          311,373
Limelight Networks, Inc. (a)                              16,452           38,415
LivePerson, Inc. (a)                                       8,690          109,407
LogMeIn, Inc. (a)                                          3,729          171,795
Looksmart Ltd. (a)                                         3,019            6,642
Manhattan Associates, Inc. (a)                            11,164          373,101
Marketo, Inc. (a)                                          3,733          120,576
Mastech Holdings, Inc.                                     1,020           10,302
MedAssets, Inc. (a)                                        9,552          197,917
Medidata Solutions, Inc. (a)                               8,016          355,029

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       22

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
Mentor Graphics Corp.                                     14,013     $    287,196
Merge Healthcare, Inc. (a)                                15,954           35,099
MicroStrategy, Inc., Class A (a)                           1,382          180,821
Monotype Imaging Holdings, Inc.                            5,834          165,219
Netscout Systems, Inc. (a)                                 5,584          255,747
NetSuite, Inc. (a)                                         4,818          431,404
NIC, Inc.                                                  9,365          161,265
Nuance Communications, Inc. (a)                           37,514          578,278
Palo Alto Networks, Inc. (a)                               9,096          892,318
PC-Tel, Inc.                                               3,495           26,527
PDF Solutions, Inc. (a)                                    4,645           58,573
Pegasystems, Inc.                                          5,608          107,169
Perficient, Inc. (a)                                       6,064           90,899
Premier, Inc., Class A (a)                                 4,858          159,634
Premiere Global Services, Inc. (a)                         6,927           82,916
Progress Software Corp. (a)                                7,757          185,470
Proofpoint, Inc. (a)                                       4,366          162,153
PROS Holdings, Inc. (a)                                    4,092          103,118
PTC, Inc. (a)                                             17,369          640,916
QAD, Inc., Class A                                         1,149           21,394
QAD, Inc., Class B                                         1,021           16,050
Qlik Technologies, Inc. (a)                               13,596          367,636
Quality Systems, Inc.                                      7,566          104,184
Qualys, Inc. (a)                                           2,000           53,200
Rackspace Hosting, Inc. (a)                               17,607          573,108
RealPage, Inc. (a)                                         8,197          127,053
Rightside Group Ltd. (a)                                   1,909           18,613
RigNet, Inc. (a)                                           2,204           89,152
RingCentral, Inc., Class A (a)                             3,039           38,626
Rocket Fuel, Inc. (a)(b)                                   2,370           37,446
Rosetta Stone, Inc. (a)                                    3,184           25,631
Rovi Corp. (a)                                            14,183          280,043
Sapient Corp. (a)                                         16,948          237,272
Science Applications International Corp.                   5,931          262,328
SciQuest, Inc. (a)                                         4,688           70,508
Selectica, Inc. (a)                                        2,985           17,880
ServiceNow, Inc. (a)                                      18,481        1,086,313
Shutterstock, Inc. (a)                                     1,934          138,049
Silver Spring Networks, Inc. (a)                           3,753           36,216
Smith Micro Software, Inc. (a)                             7,292            6,494
SoftBrands, Inc. (a)                                         114                -
SolarWinds, Inc. (a)                                       9,809          412,468
Solera Holdings, Inc.                                     10,149          571,998
Splunk, Inc. (a)                                          17,060          944,442
SPS Commerce, Inc. (a)                                     2,710          144,036
SS&C Technologies Holdings, Inc. (a)                       9,629          422,617
Support.com, Inc. (a)                                     13,215           28,544
Synchronoss Technologies, Inc. (a)                         4,820          220,660
Synopsys, Inc. (a)                                        22,844          906,793
Syntel, Inc. (a)                                           2,289          201,295
Tableau Software, Inc., Class A (a)                        5,580          405,387
Tangoe, Inc. (a)                                           6,350           86,042
TeleCommunication Systems, Inc., Class A (a)              11,480           32,029
TeleNav, Inc. (a)                                          4,941           33,105
Textura Corp. (a)(b)                                       2,287           60,377
TIBCO Software, Inc. (a)                                  22,912          541,411
Twitter, Inc. (a)                                         72,553        3,742,284
Tyler Technologies, Inc. (a)                               4,457          393,999
The Ultimate Software Group, Inc. (a)                      4,195          593,634
Unisys Corp. (a)                                           7,575          177,331
United Online, Inc.                                        3,255           35,642
Unwired Planet, Inc. (a)                                  11,796           21,941
Vantiv, Inc., Class A (a)                                 21,651          669,016
VASCO Data Security International, Inc. (a)                4,839           90,876
Vectrus, Inc. (a)                                          1,504           29,367
Veeva Systems, Inc., Class A (a)                           4,677          131,751
Verint Systems, Inc. (a)                                   8,298          461,452
VirnetX Holding Corp. (a)(b)                               6,877           41,262
Virtusa Corp. (a)                                          4,107          146,045
VMware, Inc., Class A (a)                                 12,568        1,179,381
Voltari Corp. (a)                                          1,272            1,921
Web.com Group, Inc. (a)                                    7,721          154,111
Workday, Inc., Class A (a)                                13,662        1,127,115
Zix Corp. (a)                                             12,044           41,190
zulily, Inc., Class A (a)                                  2,373           89,913
Zynga, Inc., Class A (a)                                 100,055          270,148
                                                                     ------------
                                                                       41,839,740
---------------------------------------------------------------------------------
SUPPORT SERVICES - 4.5%
ABM Industries, Inc.                                       7,020          180,344
Acacia Research Corp.                                      8,239          127,540
Advanced Emissions Solutions, Inc. (a)                     3,711           78,933
The Advisory Board Co. (a)                                 5,558          258,947
AM Castle & Co. (a)                                        3,004           25,654
Amdocs Ltd.                                               22,795        1,045,835
AMN Healthcare Services, Inc. (a)                          7,283          114,343
AMREP Corp. (a)                                              600            2,796
Applied Industrial Technologies, Inc.                      5,953          271,754
ARC Document Solutions, Inc. (a)                           7,146           57,883
Barnes Group, Inc.                                         6,708          203,588
Barrett Business Services, Inc.                            1,189           46,954
Bazaarvoice, Inc. (a)                                      7,247           53,555
Black Box Corp.                                            2,395           55,851
Booz Allen Hamilton Holding Corp.                         10,829          253,399
The Brink's Co.                                            6,746          162,174
Broadridge Financial Solutions, Inc.                      17,372          723,196
Cardtronics, Inc. (a)                                      6,774          238,445
Cartesian, Inc. (a)                                        2,116            7,364

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       23

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
SUPPORT SERVICES (CONTINUED)
Casella Waste Systems, Inc. (a)                            9,636     $     37,099
Cass Information Systems, Inc.                             1,314           54,400
CBIZ, Inc. (a)                                             6,146           48,369
CDI Corp.                                                  1,891           27,457
Cenveo, Inc. (a)                                          15,636           38,621
Clean Harbors, Inc. (a)                                    8,254          445,056
Comfort Systems USA, Inc.                                  5,684           77,018
Convergys Corp.                                           14,319          255,165
CoreLogic, Inc. (a)                                       13,187          356,972
The Corporate Executive Board Co.                          5,083          305,336
Corrections Corp. of America                              17,205          591,164
CoStar Group, Inc. (a)                                     4,784          744,103
CRA International, Inc. (a)                                1,964           49,945
Crawford & Co., Class B                                    3,747           30,913
Cross Country Healthcare, Inc. (a)                         5,567           51,717
Deluxe Corp.                                               7,145          394,118
Dice Holdings, Inc. (a)                                    6,055           50,741
DigitalGlobe, Inc. (a)                                    10,483          298,765
DXP Enterprises, Inc. (a)                                  1,677          123,561
Ennis, Inc.                                                3,906           51,442
Euronet Worldwide, Inc. (a)                                7,261          347,003
EVERTEC, Inc.                                             11,013          246,030
ExamWorks Group, Inc. (a)                                  5,411          177,210
ExlService Holdings, Inc. (a)                              4,795          117,046
The ExOne Co. (a)                                          1,264           26,405
Exponent, Inc.                                             2,015          142,823
FleetCor Technologies, Inc. (a)                           11,150        1,584,638
Franklin Covey Co. (a)                                     2,677           52,442
Frontline Capital Group (a)                                  300                -
FTI Consulting, Inc. (a)                                   5,990          209,410
Furmanite Corp. (a)                                        7,007           47,367
G&K Services, Inc., Class A                                2,859          158,331
Genpact Ltd. (a)                                          22,881          373,418
Global Cash Access Holdings, Inc. (a)                     10,402           70,214
Global Payments, Inc.                                     10,267          717,458
Global Power Equipment Group, Inc.                         2,352           35,045
GP Strategies Corp. (a)                                    3,185           91,473
HD Supply Holdings, Inc. (a)                              16,723          455,869
Heartland Payment Systems, Inc.                            5,291          252,487
Heidrick & Struggles International, Inc.                   2,179           44,757
Heritage-Crystal Clean, Inc. (a)                           1,910           28,383
Higher One Holdings, Inc. (a)                              7,183           17,742
Hudson Global, Inc. (a)                                    7,486           28,297
Huron Consulting Group, Inc. (a)                           3,528          215,102
ICF International, Inc. (a)                                3,065           94,371
Imperva, Inc. (a)                                          2,965           85,184
InnerWorkings, Inc. (a)                                    7,279           58,887
Insperity, Inc.                                            3,118           85,246
Jack Henry & Associates, Inc.                             12,243          681,445
Kaman Corp.                                                3,831          150,558
Kelly Services, Inc., Class A                              3,722           58,324
Kforce, Inc.                                               4,578           89,591
Korn/Ferry International (a)                               7,608          189,439
LifeLock, Inc. (a)                                        11,210          160,191
LinkedIn Corp. (a)                                        14,936        3,103,551
Lionbridge Technologies, Inc. (a)                         10,845           48,803
Manpowergroup, Inc.                                       11,578          811,618
MAXIMUS, Inc.                                              9,912          397,769
McGrath RentCorp                                           3,369          115,220
Mistras Group, Inc. (a)                                    3,074           62,710
Mobile Mini, Inc.                                          6,204          216,954
ModusLink Global Solutions, Inc. (a)                       9,568           34,158
Monster Worldwide, Inc. (a)                               14,709           80,900
MSC Industrial Direct Co., Inc., Class A                   7,104          607,108
MWI Veterinary Supply, Inc. (a)                            2,061          305,852
Navigant Consulting, Inc. (a)                              7,309          101,668
NeuStar, Inc., Class A (a)                                 8,472          210,360
Odyssey Marine Exploration, Inc. (a)(b)                   20,285           18,459
On Assignment, Inc. (a)                                    7,290          195,736
Park-Ohio Holdings Corp.                                   1,503           71,934
Perma-Fix Environmental Services (a)                       1,637            6,253
Power Solutions International, Inc. (a)                      377           26,013
PowerSecure International, Inc. (a)                        3,462           33,166
PRGX Global, Inc. (a)                                      6,115           35,834
Quad/Graphics, Inc.                                        3,688           70,994
Quest Resource Holding Corp. (a)                           6,457           11,106
Rentrak Corp. (a)                                          1,931          117,675
Resources Connection, Inc.                                 5,694           79,374
RPX Corp. (a)                                              6,187           84,948
RR Donnelley & Sons Co.                                   29,552          486,426
Schnitzer Steel Industries, Inc., Class A                  3,674           88,360
ServiceSource International, Inc. (a)                     10,518           33,973
Sharps Compliance Corp. (a)                                5,668           24,769
The Standard Register Co. (a)                              2,919           14,974
StarTek, Inc. (a)                                          3,340           25,852
Sykes Enterprises, Inc. (a)                                5,857          117,023
Team, Inc. (a)                                             3,018          114,412
TeleTech Holdings, Inc. (a)                                2,889           71,012
Tetra Tech, Inc.                                           9,437          235,736
Towers Watson & Co., Class A                               9,616          956,792
TriNet Group, Inc. (a)                                     2,919           75,164
TrueBlue, Inc. (a)                                         6,199          156,587
U.S. Ecology, Inc.                                         3,122          145,985
UniFirst Corp.                                             2,188          211,339
United Stationers, Inc.                                    5,522          207,462
Universal Technical Institute, Inc.                        3,377           31,575

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      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       24

================================================================================


SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
SUPPORT SERVICES (CONCLUDED)
URS Corp.                                                 10,246     $    590,272
Verisk Analytics, Inc., Class A (a)                       22,055        1,342,929
Viad Corp.                                                 3,107           64,160
WageWorks, Inc. (a)                                        4,832          220,001
Waste Connections, Inc.                                   18,124          879,376
WEX, Inc. (a)                                              5,639          622,094
                                                                     ------------
                                                                       28,597,139
---------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
3D Systems Corp. (a)(b)                                   15,289          708,951
ADTRAN, Inc.                                               8,404          172,534
Advanced Energy Industries, Inc. (a)                       5,935          111,519
Advanced Micro Devices, Inc. (a)                          94,030          320,642
Agilysys, Inc. (a)                                         3,119           36,586
Alliance Fiber Optic Products, Inc.                        2,653           32,977
Amkor Technology, Inc. (a)                                16,514          138,883
Amtech Systems, Inc. (a)                                   2,148           22,984
ANADIGICS, Inc. (a)                                       19,442           13,084
Applied Micro Circuits Corp. (a)                          11,676           81,732
ARRIS Group, Inc. (a)                                     18,325          519,605
Aruba Networks, Inc. (a)                                  16,365          353,157
Atmel Corp. (a)                                           61,546          497,292
Axcelis Technologies, Inc. (a)                            19,244           38,296
Brocade Communications Systems, Inc.                      63,008          684,897
Brooks Automation, Inc.                                    9,688          101,821
Cabot Microelectronics Corp. (a)                           3,440          142,588
CalAmp Corp. (a)(b)                                        5,523           97,315
Cavium, Inc. (a)                                           8,042          399,929
Ceva, Inc. (a)                                             4,009           53,881
Ciena Corp. (a)                                           16,392          274,074
Cirrus Logic, Inc. (a)                                     9,173          191,257
Clearfield, Inc. (a)                                       2,370           30,170
Cohu, Inc.                                                 3,077           36,832
CommScope Holding Co., Inc. (a)                           12,379          295,982
Comtech Telecommunications Corp.                           2,512           93,321
Concurrent Computer Corp.                                  3,805           27,700
Cray, Inc. (a)                                             6,296          165,207
Cree, Inc. (a)                                            17,538          718,181
Cypress Semiconductor Corp. (a)                           21,268          210,021
Dataram Corp. (a)                                          2,046            5,115
Diebold, Inc.                                              9,578          338,295
Digi International, Inc. (a)                               4,719           35,393
Diodes, Inc. (a)                                           5,275          126,178
Dot Hill Systems Corp. (a)                                12,021           45,439
DSP Group, Inc. (a)                                        3,838           34,043
Dycom Industries, Inc. (a)                                 5,349          164,268
EchoStar Corp., Class A (a)                                6,098          297,338
Electronics for Imaging, Inc. (a)                          6,964          307,600
Emcore Corp. (a)                                           7,901           44,957
Emulex Corp. (a)                                          14,355           70,914
Entegris, Inc. (a)                                        20,983          241,304
Entropic Communications, Inc. (a)                         15,197           40,424
Exar Corp. (a)                                             7,831           70,087
Extreme Networks, Inc. (a)                                15,559           74,528
Fairchild Semiconductor International, Inc. (a)           17,501          271,791
Finisar Corp. (a)                                         14,897          247,737
FormFactor, Inc. (a)                                       8,934           64,057
Freescale Semiconductor Ltd. (a)                          14,909          291,173
GSI Technology, Inc. (a)                                   4,254           23,014
Harmonic, Inc. (a)                                        15,600           98,904
Hutchinson Technology, Inc. (a)                            7,941           29,064
ID Systems, Inc. (a)                                       3,541           26,168
Identiv, Inc. (a)                                          1,928           25,854
Ikanos Communications, Inc. (a)                           15,913            5,614
Infinera Corp. (a)                                        18,795          200,543
Ingram Micro, Inc., Class A (a)                           22,843          589,578
Inphi Corp. (a)                                            3,982           57,261
Insight Enterprises, Inc. (a)                              6,078          137,545
Integrated Device Technology, Inc. (a)                    20,792          331,632
Integrated Silicon Solution, Inc.                          4,637           63,712
InterDigital, Inc.                                         6,005          239,119
International Rectifier Corp. (a)                         10,474          411,000
Intersil Corp., Class A                                   18,669          265,286
Intra-Cellular Therapies, Inc. (a)                         2,546           34,906
InvenSense, Inc. (a)(b)                                   10,110          199,470
Ixia (a)                                                   9,113           83,293
IXYS Corp.                                                 3,911           41,066
JDS Uniphase Corp. (a)                                    34,310          439,168
Kopin Corp. (a)                                           11,813           40,164
Kulicke & Soffa Industries, Inc. (a)                      11,109          158,081
KVH Industries, Inc. (a)                                   2,945           33,337
Lantronix, Inc. (a)                                        9,095           16,189
Lattice Semiconductor Corp. (a)                           18,197          136,478
Lexmark International, Inc., Class A                       8,961          380,842
Loral Space & Communications, Inc. (a)                     2,066          148,359
LRAD Corp. (a)                                             8,678           23,517
Marvell Technology Group Ltd.                             59,855          806,845
Mattson Technology, Inc. (a)                              14,564           35,973
Maxim Integrated Products, Inc.                           40,797        1,233,701
MaxLinear, Inc., Class A (a)                               5,193           35,728
Mercury Systems, Inc. (a)                                  5,778           63,616
Micrel, Inc.                                               6,402           77,016
Microsemi Corp. (a)                                       14,005          355,867
MKS Instruments, Inc.                                      7,933          264,804
Monolithic Power Systems, Inc.                             5,208          229,412
MoSys, Inc. (a)                                           11,339           27,440
Nanometrics, Inc. (a)                                      4,363           65,881
NCR Corp. (a)                                             24,741          826,597
NETGEAR, Inc. (a)                                          5,542          173,188
Nimble Storage, Inc. (a)                                   2,646           68,717

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       25

================================================================================

SCHEDULE OF INVESTMENTS (continued)       MASTER EXTENDED MARKET INDEX SERIES
                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Oclaro, Inc. (a)                                          19,536     $     27,936
OmniVision Technologies, Inc. (a)                          8,160          215,914
ON Semiconductor Corp. (a)                                64,996          581,064
Oplink Communications, Inc.                                3,237           54,446
Optical Cable Corp.                                        1,750            7,928
PAR Technology Corp. (a)                                   4,593           22,506
Parkervision, Inc. (a)(b)                                 17,069           19,459
PC Connection, Inc.                                        2,523           54,169
Pendrell Corp. (a)                                        25,170           33,728
Peregrine Semiconductor Corp. (a)                          3,344           41,365
Pericom Semiconductor Corp. (a)                            3,697           36,009
Photronics, Inc. (a)                                       9,259           74,535
Pixelworks, Inc. (a)                                       3,290           21,253
Plantronics, Inc.                                          6,288          300,441
PMC - Sierra, Inc. (a)                                    29,785          222,196
Polycom, Inc. (a)                                         20,887          256,597
Power Integrations, Inc.                                   4,285          231,004
Procera Networks, Inc. (a)                                 4,723           45,246
Pulse Electronics Corp. (a)                                1,702            2,298
QLogic Corp. (a)                                          13,407          122,808
Quantum Corp. (a)                                         46,623           54,083
QuickLogic Corp. (a)(b)                                    9,826           29,380
Qumu Corp. (a)                                             2,149           27,937
Rambus, Inc. (a)                                          17,314          216,079
RF Micro Devices, Inc. (a)                                42,065          485,430
Riverbed Technology, Inc. (a)                             23,816          441,668
Ruckus Wireless, Inc. (a)                                  7,115           95,056
Rudolph Technologies, Inc. (a)                             5,897           53,368
ScanSource, Inc. (a)                                       4,292          148,460
Seachange International, Inc. (a)                          5,030           35,009
Semtech Corp. (a)                                         10,162          275,898
ShoreTel, Inc. (a)                                        10,755           71,521
Sigma Designs, Inc. (a)                                    6,824           29,411
Silicon Graphics International Corp. (a)                   5,817           53,691
Silicon Image, Inc. (a)                                   12,222           61,599
Silicon Laboratories, Inc. (a)                             5,876          238,801
Skyworks Solutions, Inc.                                  27,515        1,597,246
Sonic Foundry, Inc. (a)                                    2,214           20,944
Sonus Networks, Inc. (a)                                  42,059          143,842
Spansion, Inc., Class A (a)                                7,633          173,956
SunEdison, Inc. (a)                                       37,043          699,372
Super Micro Computer, Inc. (a)                             5,222          153,631
Synaptics, Inc. (a)                                        5,441          398,281
SYNNEX Corp. (a)                                           3,972          256,710
Systemax, Inc. (a)                                         1,844           22,995
Tech Data Corp. (a)                                        5,477          322,376
Teradyne, Inc.                                            29,249          567,138
Tessera Technologies, Inc.                                 6,781          180,239
Transact Technologies, Inc.                                2,692           18,144
TriQuint Semiconductor, Inc. (a)                          25,411          484,588
Ubiquiti Networks, Inc. (a)(b)                             3,318          124,525
Ultra Clean Holdings, Inc. (a)                             5,086           45,520
Ultratech, Inc. (a)                                        4,365           99,304
VeriFone Systems, Inc. (a)                                16,801          577,618
ViaSat, Inc. (a)                                           6,520          359,382
Violin Memory, Inc. (a)                                    9,827           47,857
Vitesse Semiconductor Corp. (a)                           12,786           46,030
VOXX International Corp. (a)                               4,073           37,879
West Corp.                                                 3,886          114,482
Xcerra Corp. (a)                                           8,384           82,079
                                                                     ------------
                                                                       29,108,439
---------------------------------------------------------------------------------
TOBACCO - 0.1%
Alliance One International, Inc. (a)                      13,572           26,737
Rock Creek Pharmaceuticals, Inc. (a)(b)                   26,933            7,541
Schweitzer-Mauduit International, Inc.                     4,593          189,737
Universal Corp.                                            3,104          137,787
Vector Group Ltd.                                         10,823          240,063
                                                                     ------------
                                                                          601,865
---------------------------------------------------------------------------------
TRAVEL & LEISURE - 5.5%
Alaska Air Group, Inc.                                    19,547          851,076
Allegiant Travel Co.                                       1,958          242,126
Ambassadors Group, Inc. (a)                                4,485           16,595
AMC Entertainment Holdings, Inc., Class A                 1,323            30,416
American Airlines Group, Inc.                            105,006        3,725,613
ARAMARK                                                    7,499          197,224
Avis Budget Group, Inc. (a)                               15,343          842,177
Bally Technologies, Inc. (a)                               5,728          462,250
Belmond Ltd., Class A (a)                                 13,866          161,678
Biglari Holdings, Inc. (a)                                   296          100,569
BJ's Restaurants, Inc. (a)                                 3,691          132,839
Bloomin' Brands, Inc. (a)                                 11,697          214,523
Bob Evans Farms, Inc.                                      3,677          174,069
Boyd Gaming Corp. (a)                                     12,757          129,611
Bravo Brio Restaurant Group, Inc. (a)                      3,909           50,700
Brinker International, Inc.                                9,551          485,095
Buffalo Wild Wings, Inc. (a)                               2,836          380,790
Burger King Worldwide, Inc.                                9,342          277,084
Caesars Entertainment Corp. (a)                            5,380           67,680
Carmike Cinemas, Inc. (a)                                  3,932          121,813
Carrols Restaurant Group, Inc. (a)                         7,191           51,128
Century Casinos, Inc. (a)                                  8,083           41,466
The Cheesecake Factory, Inc.                               6,527          296,978
Choice Hotels International, Inc.                          5,613          291,876
Churchill Downs, Inc.                                      1,778          173,355
Chuy's Holdings, Inc. (a)                                  1,727           54,211
Cinemark Holdings, Inc.                                   15,539          528,948
Cracker Barrel Old Country Store, Inc.                     3,496          360,752

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       26

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
TRAVEL & LEISURE (CONTINUED)
Del Frisco's Restaurant Group, Inc. (a)                    1,744     $     33,380
Denny's Corp. (a)                                         14,983          105,330
Diamond Resorts International, Inc. (a)                    5,622          127,957
DineEquity, Inc.                                           2,642          215,561
Domino's Pizza, Inc.                                       8,211          631,919
Dover Downs Gaming & Entertainment, Inc. (a)               6,916            6,847
Dover Motorsports, Inc.                                    2,127            4,913
Dunkin' Brands Group, Inc.                                15,836          709,770
Einstein Noah Restaurant Group, Inc.                       2,916           58,787
Eldorado Resorts, Inc. (a)                                 4,992           21,216
Empire Resorts, Inc. (a)(b)                                4,635           31,101
Entertainment Gaming Asia, Inc. (a)                        3,165            1,994
Extended Stay America, Inc.                                5,630          133,656
Famous Dave's Of America, Inc. (a)                         1,498           40,326
Fiesta Restaurant Group, Inc. (a)                          4,111          204,234
Full House Resorts, Inc. (a)                               9,026           10,380
Gaming Partners International Corp. (a)                    1,026            8,659
Hawaiian Holdings, Inc. (a)                                8,052          108,299
Hertz Global Holdings, Inc. (a)                           65,675        1,667,488
Hilton Worldwide Holdings, Inc. (a)                       44,827        1,104,089
HomeAway, Inc. (a)                                        11,586          411,303
Hyatt Hotels Corp., Class A (a)                            8,741          529,005
International Game Technology                             36,301          612,398
International Speedway Corp., Class A                      3,616          114,410
Interval Leisure Group, Inc.                               6,112          116,434
Isle of Capri Casinos, Inc. (a)                            6,156           46,170
Jack in the Box, Inc.                                      5,792          394,956
Jamba, Inc. (a)                                            3,475           49,414
JetBlue Airways Corp. (a)                                 33,856          359,551
Krispy Kreme Doughnuts, Inc. (a)                           9,962          170,948
La Quinta Holdings, Inc. (a)                               2,624           49,830
Las Vegas Sands Corp.                                     53,786        3,346,027
Life Time Fitness, Inc. (a)                                5,360          270,358
Luby's, Inc. (a)                                           5,639           29,999
The Madison Square Garden Co., Class A (a)                 9,003          595,278
The Marcus Corp.                                           3,392           53,594
Marriott Vacations Worldwide Corp. (a)                     4,621          293,018
MGM Resorts International (a)                             50,649        1,153,784
Monarch Casino & Resort, Inc. (a)                          3,046           36,278
Morgans Hotel Group Co. (a)                                9,009           72,703
Multimedia Games Holding Co., Inc. (a)                     4,607          165,898
Norwegian Cruise Line Holdings Ltd. (a)                   13,362          481,299
Orbitz Worldwide, Inc. (a)                                11,488          90,411
Panera Bread Co., Class A (a)                              3,869          629,564
Papa John's International, Inc.                            4,771          190,792
Penn National Gaming, Inc. (a)                            11,982          134,318
Pinnacle Entertainment, Inc. (a)                           8,495          213,140
Popeyes Louisiana Kitchen, Inc. (a)                        3,892          157,626
Premier Exhibitions, Inc. (a)                              8,491            6,283
RCI Hospitality Holdings, Inc. (a)                         3,176           35,000
Reading International, Inc., Class A (a)                   5,688           47,779
Red Lion Hotels Corp. (a)                                  7,412           42,174
Red Robin Gourmet Burgers, Inc. (a)                        2,150          122,335
Regal Entertainment Group, Class A                        12,500          248,500
Republic Airways Holdings, Inc. (a)                        7,388           82,081
Royal Caribbean Cruises Ltd.                              23,986        1,614,018
Ruby Tuesday, Inc. (a)                                    10,132           59,677
Ruth's Hospitality Group, Inc.                             6,152           67,918
Ryman Hospitality Properties                               7,741          366,149
Sabre Corp.                                                4,298           76,999
Scientific Games Corp., Class A (a)                        7,878           84,846
SeaWorld Entertainment, Inc.                               9,734          187,185
Six Flags Entertainment Corp.                             13,520          464,953
SkyWest, Inc.                                              6,187           48,135
Sonic Corp. (a)                                            8,243          184,313
Speedway Motorsports, Inc.                                 1,363           23,253
Spirit Airlines, Inc. (a)                                 10,693          739,314
Steiner Leisure Ltd. (a)                                   2,066           77,661
Texas Roadhouse, Inc.                                      8,954          249,279
Town Sports International Holdings, Inc.                   5,436           36,421
Travelzoo, Inc. (a)                                        2,100           32,550
United Continental Holdings, Inc. (a)                     54,516        2,550,804
Vail Resorts, Inc.                                         5,243          454,883
The Wendy's Co.                                           40,573          335,133
World Wrestling Entertainment, Inc.                        4,661           64,182
Zoe's Kitchen, Inc. (a)(b)                                 1,199           36,881
                                                                     ------------
                                                                       34,795,760
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 97.8%                                           614,981,359
---------------------------------------------------------------------------------

                                                       BENEFICIAL
                                                        INTEREST
OTHER INTERESTS (D)                                      (000)
---------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS - 0.0%
Primus Telecommunications Group, Inc.                   $     29         -
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       27

================================================================================

SCHEDULE OF INVESTMENTS (continued)        MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                   BENEFICIAL
                                                    INTEREST
OTHER INTERESTS (D)                                  (000)               VALUE
---------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
Merck KGaA                                          $      3                    -
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
AmeriVest Properties, Inc. (a)                             4                    -
---------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
Gerber Scientific, Inc.                                    4                    -
---------------------------------------------------------------------------------
TRAVEL & LEISURE - 0.0%
FRD Acquisition Co.                                       13                    -
---------------------------------------------------------------------------------
TOTAL OTHER INTERESTS - 0.0%                                                    -
---------------------------------------------------------------------------------

=================================================================================

RIGHTS - 0.0%                                         SHARES
---------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
Leap Wireless, CVR (a)                                 8,850         $     22,302
---------------------------------------------------------------------------------

=================================================================================

WARRANTS (E)
---------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 0.0%
Federal-Mogul Corp., Class A,
   (Issued 12/27/07, 1 Share for 1
   Warrant, Expires 12/27/14,
   Strike Price $45.82)                                  249                    -
---------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 0.0%
Magnum Hunter Resources Corp.,
   (Issued 10/15/13, 1 Share for
   10 Warrant, Expires 4/15/16,
   Strike Price $8.50)                                 2,485                    -
---------------------------------------------------------------------------------
TOTAL WARRANTS - 0.0%                                                           -
---------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST - $393,539,845) - 97.8%                                         615,003,661
---------------------------------------------------------------------------------

SHORT-TERM SECURITIES                               SHARES               VALUE
---------------------------------------------------------------------------------
MONEY MARKET FUNDS
BlackRock Liquidity Funds,
   TempCash, Institutional Class,
   0.03% (c)(f)                                   13,023,047         $ 13,023,047
---------------------------------------------------------------------------------

                                                    BENEFICIAL
                                                     INTEREST
                                                      (000)
---------------------------------------------------------------------------------
BLACKROCK LIQUIDITY SERIES, LLC,
   Money Market Series, 0.19% (c)(f)(g)                6,911            6,911,154

---------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST - $19,934,201) - 3.2%                                            19,934,201
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST - $413,474,046*) - 101.0%                                       634,937,862
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                        (6,455,349)
                                                                     ------------
Net Assets - 100.0%                                                  $628,482,513
                                                                     ------------

* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                             $416,419,122
                                                                     ------------
Gross unrealized appreciation                                        $243,662,252
Gross unrealized depreciation                                         (25,143,512)
                                                                     ------------
Net unrealized appreciation                                          $218,518,740
                                                                     ============

================================================================================
NOTES TO SCHEDULE OF INVESTMENTS
================================================================================
(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       28

================================================================================

SCHEDULE OF INVESTMENTS (continued)        MASTER EXTENDED MARKET INDEX SERIES

(c)   Investments in issuers considered to be an affiliate of the Master
      Series during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                             SHARES/                                                    SHARES/
                            BENEFICIAL                                                BENEFICIAL
                             INTEREST          SHARES/                                 INTEREST
                             HELD AT         BENEFICIAL           SHARES/               HELD AT             VALUE AT
                           DECEMBER 31,       INTEREST           BENEFICIAL          SEPTEMBER 30,        SEPTEMBER 30,
AFFILIATE                     2013           PURCHASED         INTEREST SOLD             2014                2014          INCOME
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity
    Funds, TempCash
    Institutional Class     24,257,699              -           (11,234,652)(1)          13,023,047     $   13,023,047   $    7,504
BlackRock Liquidity
    Series, LLC, Money
    Market Series         $ 20,519,002              -        $  (13,607,848)(1)      $    6,911,154     $    6,911,154   $  423,508
PennyMac Mortgage
    Investment Trust             5,478          4,972                     -                  10,450     $      223,943   $   15,563

------------------------------------------------------------------------------------------------------------------------------------

     (1)Represents net shares/beneficial interest sold.

(d) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e) Warrants entitle the Master Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(f)  Represents the current yield as of report date.
(g) Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
 * For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not appl y for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 * Financial futures contracts outstanding as of September 30, 2014 were as follows:

---------------------------------------------------------------------------------------------------------------------------------
CONTRACTS                                                                                    NOTIONAL               UNREALIZED
PURCHASED               ISSUE                       EXCHANGE              EXPIRATION           VALUE               DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
                                                                           December
48            S&P MidCap 400 E-Mini Index      Chicago Mercantile            2014        $    6,553,920        $         (259,678)
                                                                           December
63               Russell 2000 Mini Index      ICE Futures U.S. Indices        2014       $    6,908,580                  (348,187)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                          $         (607,865)
                                                                                                               ------------------

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       29

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

  o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

     o Level 1 -- unadjusted quoted price in active markets/exchanges for identical assets or liabilities that the Master Series has the ability to access

     o Level 2 -- other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

     o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Series' policy regarding valuation of investments and derivative financial instruments, please refer to the Master Series' most recent financial statements as contained in semi-annual report.

The following tables summarize the Master Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

<CAPITON>
-----------------------------------------------------------------------------------------------------------------------
                                    LEVEL 1                 LEVEL 2                 LEVEL 3                  TOTAL
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
  Aerospace & Defense          $     10,254,120                    --                 --                 $   10,254,120
  Alternative Energy                  1,100,320                    --                 --                      1,100,320
  Automobiles & Parts                13,621,173                    --                 --                     13,621,173
  Banks                              31,275,116          $      9,357                 --                     31,284,473
  Beverages                             418,994                    --                 --                        418,994
  Chemicals                          15,485,568                    --                 --                     15,485,568
  Construction & Materials           13,753,290                    --                 --                     13,753,290
  Electricity                         8,503,386                    --                 --                      8,503,386
  Electronic & Electrical
  Equipment                          16,721,430                 5,721                 --                     16,727,151
  Financial Services                 21,384,703                    --                 --                     21,384,703
  Fixed Line
  Telecommunications                  2,954,563                    --                 --                      2,954,563
  Food & Drug Retailers               4,603,823                    --                 --                      4,603,823
  Food Producers                     10,354,515                    --                 --                     10,354,515
  Forestry & Paper                    1,634,177                    --                 --                      1,634,177
  Gas, Water & Multi-Utilities        8,909,724                    --                 --                      8,909,724
  General Industrials                 7,833,697                    --                 --                      7,833,697
  General Retailers                  28,924,901                    --                 --                     28,924,901

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       30

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

<CAPITON>
-----------------------------------------------------------------------------------------------------------------------
                                    LEVEL 1                 LEVEL 2                 LEVEL 3                  TOTAL
-----------------------------------------------------------------------------------------------------------------------
ASSETS: (CONCLUDED)
Investments: (concluded)
Common Stocks: (concluded)
  Health Care Equipment &
  Services                     $     31,596,897                    --                 --                 $   31,596,897
  Household Goods & Home
  Construction                       10,758,599                    --                 --                     10,758,599
  Industrial Engineering             19,016,539                    --                 --                     19,016,539
  Industrial Metals & Mining          4,965,826                    --                 --                      4,965,826
  Industrial Transportation           9,379,715                    --                 --                      9,379,715
  Leisure Goods                       5,780,685                    --                 --                      5,780,685
  Life Insurance                      3,271,663                    --                 --                      3,271,663
  Media                              26,230,214        $        4,842                 --                     26,235,056
  Mining                              3,300,533                    --                 --                      3,300,533
  Mobile
  Telecommunications                  4,884,040                    --                 --                      4,884,040
  Nonlife Insurance                  21,050,053                    --                 --                     21,050,053
  Oil & Gas Producers                23,313,501                 1,970                 --                     23,315,471
  Oil Equipment, Services &
  Distribution                       16,228,575                    --                 --                     16,228,575
  Personal Goods                      7,402,239                    --                 --                      7,402,239
  Pharmaceuticals &
  Biotechnology                      35,079,124                    --                 --                     35,079,124
  Real Estate Investment &
  Services                            6,392,744                    --                 --                      6,392,744
  Real Estate Investment
  Trusts (REITs)                     53,632,079                    --                 --                     53,632,079
  Software & Computer
  Services                           41,839,740                    --                 --                     41,839,740
  Support Services                   28,597,139                    --                 --                     28,597,139
  Technology Hardware &
  Equipment                          29,108,439                    --                 --                     29,108,439
  Tobacco                               601,865                    --                 --                        601,865
  Travel & Leisure                   34,795,760                    --                 --                     34,795,760
Other Interests                              --                    --                 --                             --
Rights:
  Technology Hardware &
  Equipment                                  --                    --             22,302                         22,302
Warrants                                     --                    --                 --                             --
Short-Term Securities                13,023,047             6,911,154                 --                     19,934,201
                               ----------------------------------------------------------------------------------------
TOTAL                          $    627,982,516         $   6,933,044         $   22,302                 $  634,937,862
                               ----------------------------------------------------------------------------------------

<CAPITON>
-----------------------------------------------------------------------------------------------------------------------
                                    LEVEL 1                 LEVEL 2                 LEVEL 3                  TOTAL
-----------------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(1)
LIABILITIES:
Equity contracts               $       (607,865)                   --                 --                 $     (607,86)
                               ----------------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       31

================================================================================

SCHEDULE OF INVESTMENTS (concluded)          MASTER EXTENDED MARKET INDEX SERIES

The Master Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

<CAPITON>
------------------------------------------------------------------------------------------------------------------------
                                    LEVEL 1                 LEVEL 2                 LEVEL 3                  TOTAL
------------------------------------------------------------------------------------------------------------------------
Assets:
  Cash pledged for financial
    futures contracts          $        648,000                    --                 --                 $      648,000
Liabilities:
  Bank overdraft                             --          $    (79,806)                --                        (79,806)
  Collateral on securities
    loaned at value                          --            (6,911,154)                --                     (6,911,154)
                               -----------------------------------------------------------------------------------------
Total                          $        648,000          $ (6,990,960)                --                 $   (6,342,960)
                               -----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                 SEPTEMBER 30, 2014       32



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    11/20/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    11/21/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/20/2014
         ------------------------------